First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS - 34.3%

COMMUNICATION SERVICES - 3.6%
Alphabet, Inc. - Class A	63,758	$12,069,389
Alphabet, Inc. - Class C	24,300	4,627,692
AT&T, Inc.	33,600	765,072
ATN International, Inc.	600	10,086
Cardlytics, Inc. (a)	4,212	15,626
Charter Communications, Inc. - Class A (a)	400	137,108
Electronic Arts, Inc.	2,500	365,750
Eventbrite, Inc. - Class A (a)	40,011	134,437
iHeartMedia, Inc. - Class A (a)	800	1,584
Integral Ad Science Holding Corp. (a)	23,763	248,086
John Wiley & Sons, Inc. - Class A	7,656	334,644
Madison Square Garden Sports Corp. (a)	2,040	460,387
MediaAlpha, Inc. - Class A (a)	13,123	148,159
Meta Platforms, Inc. - Class A	22,633	13,251,848
Netflix, Inc. (a)	2,019	1,799,575
New York Times Co. (The) - Class A	4,600	239,430
Nextdoor Holdings, Inc. (a)	12,100	28,677
Pinterest, Inc. - Class A (a)	4,900	142,100
Playstudios, Inc. (a)	4,700	8,742
PubMatic, Inc. - Class A (a)	10,761	158,079
Roku, Inc. (a)	1,590	118,201
Scholastic Corp.	10,483	223,602
Sphere Entertainment Co. (a)	5,256	211,922
Spok Holdings, Inc.	290	4,654
TripAdvisor, Inc. (a)	26,993	398,687
Universal Music Group NV	17,745	452,842
Walt Disney Co.	53,685	5,977,825
Yelp, Inc. (a)	19,130	740,331
ZipRecruiter, Inc. - Class A (a)	7,696	55,719
Total Communication Services		43,130,254

CONSUMER DISCRETIONARY - 4.6%
Amazon.com, Inc. (a)	85,618	18,783,733
American Axle & Manufacturing Holdings, Inc. (a)	56,241	327,885
BARK, Inc. (a)	16,949	31,186
Best Buy Co., Inc.	5,100	437,580
Brinker International, Inc. (a)	6,738	891,370
Cavco Industries, Inc. (a)	1,698	757,699
Champion Homes, Inc. (a)	8,890	783,209
Chegg, Inc. (a)	22,021	35,454
Cooper-Standard Holdings, Inc. (a)	2,354	31,920
Dana, Inc.	60,752	702,293
Despegar.com Corp. (a)	3,372	64,911
DoorDash, Inc. - Class A (a)	22,645	3,798,699
eBay, Inc.	5,700	353,115
Expedia Group, Inc. (a)	7,965	1,484,118
Foot Locker, Inc. (a)	19,367	421,426
General Motors Co.	35,824	1,908,345
GoPro, Inc. - Class A (a)	19,812	21,595
Graham Holdings Co. - Class B	200	174,384
Green Brick Partners, Inc. (a)	4,359	246,240
Haverty Furniture Cos., Inc.	5,184	115,396

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

CONSUMER DISCRETIONARY (continued)
Hilton Worldwide Holdings, Inc.	2,900	$716,764
Home Depot, Inc. (The)	6,832	2,657,580
iRobot Corp. (a)	19,553	151,536
Johnson Outdoors, Inc. - Class A	1,211	39,963
Latham Group, Inc. (a)	11,662	81,168
LKQ Corp.	7,900	290,325
Lowe's Cos., Inc.	5,300	1,308,040
Lululemon Athletica, Inc. (a)	500	191,205
Marriott International, Inc. - Class A	7,109	1,982,984
MasterCraft Boat Holdings, Inc. (a)	4,998	95,312
McDonald's Corp.	2,300	666,747
Movado Group, Inc.	5,696	112,097
O'Reilly Automotive, Inc. (a)	4,758	5,642,036
Phinia, Inc.	20,830	1,003,381
PulteGroup, Inc.	8,900	969,210
Sleep Number Corp. (a)	15,994	243,749
Sonos, Inc. (a)	41,184	619,407
Stitch Fix, Inc. - Class A (a)	50,969	219,676
Stoneridge, Inc. (a)	6,791	42,580
Super Group SGHC Ltd.	4,100	25,543
Superior Group of Cos., Inc.	2,394	39,573
Tesla, Inc. (a)	4,600	1,857,664
TopBuild Corp. (a)	6,860	2,135,792
Tri Pointe Homes, Inc. (a)	21,872	793,079
Udemy, Inc. (a)	2,100	17,283
Universal Electronics, Inc. (a)	1,484	16,324
Vail Resorts, Inc.	1,200	224,940
Viking Holdings Ltd. (a)	10,273	452,628
Wolverine World Wide, Inc.	30,712	681,806
Zumiez, Inc. (a)	5,271	101,045
Total Consumer Discretionary		54,749,995

CONSUMER STAPLES - 1.3%
Andersons, Inc. (The)	8,598	348,391
Beauty Health Co. (The) (a)	7,200	11,448
Calavo Growers, Inc.	8,548	217,974
Casey's General Stores, Inc.	600	237,738
Central Garden & Pet Co. - Class A (a)	1,600	52,880
Coca-Cola Co. (The)	20,100	1,251,426
Coca-Cola Consolidated, Inc.	931	1,173,051
Costco Wholesale Corp.	3,479	3,187,703
Darling Ingredients, Inc. (a)	58,810	1,981,309
Dole PLC	20,470	277,164
Herbalife Ltd. (a)	48,016	321,227
Hershey Co. (The)	900	152,415
Honest Co., Inc. (The) (a)	14,358	99,501
Kenvue, Inc.	20,500	437,675
Kroger Co.	11,800	721,570
Maplebear, Inc. (a)	10,598	438,969
Molson Coors Beverage Co. - Class B	9,100	521,612
Pilgrim's Pride Corp. (a)	2,622	119,013
Procter & Gamble Co. (The)	5,800	972,370
SpartanNash Co.	12,297	225,281

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

CONSUMER STAPLES (continued)
Target Corp.	5,200	$702,936
USANA Health Sciences, Inc. (a)	4,002	143,632
Walmart, Inc.	22,900	2,069,015
WK Kellogg Co.	22,168	398,802
Total Consumer Staples		16,063,102

ENERGY - 1.0%
Antero Resources Corp. (a)	54,362	1,905,388
ConocoPhillips	8,400	833,028
CONSOL Energy, Inc.	3,071	327,614
CVR Energy, Inc.	11,275	211,294
Delek US Holdings, Inc.	14,554	269,249
Excelerate Energy, Inc. - Class A	5,898	178,414
Expand Energy Corp.	31,055	3,091,525
Exxon Mobil Corp.	9,800	1,054,186
Halliburton Co.	48,222	1,311,156
Helix Energy Solutions Group, Inc. (a)	36,682	341,876
Kosmos Energy Ltd. (a)	472,700	1,616,634
Permian Resources Corp.	13,300	191,254
Teekay Tankers Ltd.	3,964	157,728
W&T Offshore, Inc.	19,900	33,034
World Kinect Corp.	10,501	288,883
Total Energy		11,811,263

FINANCIALS - 5.2%
Acadian Asset Management, Inc.	8,909	234,663
AGNC Investment Corp.	173,670	1,599,501
Amerant Bancorp, Inc.	2,768	62,031
Ameriprise Financial, Inc.	8,340	4,440,466
AMERISAFE, Inc.	1,601	82,515
Angel Oak Mortgage REIT, Inc.	1,000	9,280
Apollo Global Management, Inc.	11,914	1,967,716
Arch Capital Group Ltd.	6,000	554,100
Assured Guaranty Ltd.	3,900	351,039
AvidXchange Holdings, Inc. (a)	58,048	600,216
Bank of America Corp.	100,577	4,420,359
Bank of N.T. Butterfield & Son Ltd. (The)	5,540	202,487
Bank of New York Mellon Corp. (The)	14,100	1,083,303
BankUnited, Inc.	19,692	751,644
Berkshire Hathaway, Inc. - Class B (a)	7,745	3,510,654
Berkshire Hills Bancorp, Inc.	15,621	444,105
Bowhead Specialty Holdings, Inc. (a)	2,150	76,368
Bread Financial Holdings, Inc.	13,851	845,742
Byline Bancorp, Inc.	4,222	122,438
Chubb Ltd.	7,720	2,133,036
Citigroup, Inc.	17,200	1,210,708
Civista Bancshares, Inc.	380	7,995
Comerica, Inc.	3,264	201,878
Corebridge Financial, Inc.	18,755	561,337
Donegal Group, Inc. - Class A	1,049	16,228
Employers Holdings, Inc.	7,348	376,438
Enact Holdings, Inc.	5,261	170,351
Enova International, Inc. (a)	2,041	195,691

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

FINANCIALS (continued)
FB Financial Corp.	4,383	$225,768
Fifth Third Bancorp	6,700	283,276
Financial Institutions, Inc.	1,399	38,179
First BanCorp/Puerto Rico	25,087	466,367
Flushing Financial Corp.	3,100	44,268
Goldman Sachs Group, Inc. (The)	2,900	1,660,598
Green Dot Corp. - Class A (a)	14,439	153,631
Hamilton Insurance Group Ltd. - Class B (a)	10,263	195,305
HarborOne Bancorp, Inc.	5,530	65,420
Heritage Insurance Holdings, Inc. (a)	12,848	155,461
Hilltop Holdings, Inc.	13,559	388,194
HomeStreet, Inc. (a)	2,000	22,840
Intercontinental Exchange, Inc.	48,868	7,281,821
Jackson Financial, Inc. - Class A	8,692	756,899
JPMorgan Chase & Co.	41,331	9,907,454
Kearny Financial Corp./MD	11,688	82,751
LendingTree, Inc. (a)	6,203	240,366
Live Oak Bancshares, Inc.	4,687	185,371
Mastercard, Inc. - Class A	4,600	2,422,222
Merchants Bancorp/IN	5,814	212,037
Mercury General Corp.	9,180	610,286
Midland States Bancorp, Inc.	2,229	54,388
NCR Atleos Corp. (a)	9,160	310,707
NerdWallet, Inc. - Class A (a)	9,592	127,574
Northfield Bancorp, Inc.	5,559	64,596
OFG Bancorp	2,687	113,714
Onity Group, Inc. (a)	370	11,363
Oscar Health, Inc. - Class A (a)	17,048	229,125
Payoneer Global, Inc. (a)	71,114	713,985
Perella Weinberg Partners	12,842	306,153
Pinnacle Financial Partners, Inc.	650	74,353
PRA Group, Inc. (a)	11,222	234,428
Primis Financial Corp.	591	6,891
ProAssurance Corp. (a)	16,412	261,115
PROG Holdings, Inc.	5,056	213,666
Raymond James Financial, Inc.	10,000	1,553,300
Robinhood Markets, Inc. - Class A (a)	13,703	510,574
Safety Insurance Group, Inc.	2,474	203,858
Selective Insurance Group, Inc.	6,064	567,105
Selectquote, Inc. (a)	10,089	37,531
South Plains Financial, Inc.	1,059	36,800
Starwood Property Trust, Inc.	16,700	316,465
Texas Capital Bancshares, Inc. (a)	9,881	772,694
Third Coast Bancshares, Inc. (a)	2,140	72,653
Tompkins Financial Corp.	459	31,134
TPG, Inc.	4,800	301,632
Trustmark Corp.	7,981	282,288
UMB Financial Corp.	4,300	485,298
United Fire Group, Inc.	4,864	138,381
Visa, Inc. - Class A	9,041	2,857,318
Western Alliance Bancorp	890	74,351
Total Financials		62,594,243

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

HEALTH CARE - 3.4%
AbbVie, Inc.	5,300	$941,810
ACADIA Pharmaceuticals, Inc. (a)	32,140	589,769
Accuray, Inc. (a)	14,816	29,336
Adaptive Biotechnologies Corp. (a)	117,504	704,436
Akebia Therapeutics, Inc. (a)	17,624	33,486
Alector, Inc. (a)	13,654	25,806
Amgen, Inc.	1,300	338,832
AngioDynamics, Inc. (a)	6,376	58,404
Anika Therapeutics, Inc. (a)	1,328	21,859
Arcellx, Inc. (a)	4,448	341,117
Arcus Biosciences, Inc. (a)	6,700	99,763
Ardent Health Partners, Inc. (a)	1,834	31,325
Astrana Health, Inc. (a)	4,706	148,380
AstraZeneca PLC - ADR	3,900	255,528
Aurinia Pharmaceuticals, Inc. (a)	7,406	66,506
Aveanna Healthcare Holdings, Inc. (a)	4,800	21,936
Becton Dickinson & Co.	16,007	3,631,508
Biomea Fusion, Inc. (a)	2,300	8,924
Bio-Rad Laboratories, Inc. - Class A (a)	700	229,957
Biote Corp. (a)	3,074	18,997
Bio-Techne Corp.	23,571	1,697,819
Blueprint Medicines Corp. (a)	7,036	613,680
Boston Scientific Corp. (a)	16,087	1,436,891
CareDx, Inc. (a)	15,675	335,602
Caribou Biosciences, Inc. (a)	27,035	42,986
Castle Biosciences, Inc. (a)	1,144	30,488
Cigna Group (The)	5,797	1,600,784
Corcept Therapeutics, Inc. (a)	18,917	953,228
CVS Health Corp.	5,100	228,939
CytomX Therapeutics, Inc. (a)	30,792	31,716
Danaher Corp.	13,930	3,197,631
Editas Medicine, Inc. (a)	5,440	6,909
Elevance Health, Inc.	600	221,340
Eli Lilly & Co.	3,984	3,075,648
Entrada Therapeutics, Inc. (a)	2,658	45,957
Gossamer Bio, Inc. (a)	39,655	35,872
GRAIL, Inc. (a)	3,000	53,550
Guardant Health, Inc. (a)	31,958	976,317
HCA Healthcare, Inc.	700	210,105
HealthStream, Inc.	11,463	364,523
Ironwood Pharmaceuticals, Inc. (a)	43,008	190,525
iTeos Therapeutics, Inc. (a)	14,536	111,636
Johnson & Johnson	6,300	911,106
Kodiak Sciences, Inc. (a)	3,982	39,621
Kura Oncology, Inc. (a)	17,730	154,428
Kyverna Therapeutics, Inc. (a)	4,600	17,204
MacroGenics, Inc. (a)	6,421	20,868
MannKind Corp. (a)	64,775	416,503
McKesson Corp.	1,800	1,025,838
Medtronic PLC	3,400	271,592
Merck & Co., Inc.	8,100	805,788
Mersana Therapeutics, Inc. (a)	16,178	23,135
Nektar Therapeutics (a)	14,000	13,020

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

HEALTH CARE (continued)
Nevro Corp. (a)	11,348	$42,215
Nurix Therapeutics, Inc. (a)	1,053	19,838
Omeros Corp. (a)	8,182	80,838
OraSure Technologies, Inc. (a)	17,475	63,085
Personalis, Inc. (a)	1,000	5,780
Phibro Animal Health Corp. - Class A	9,405	197,505
PTC Therapeutics, Inc. (a)	5,882	265,513
Pulmonx Corp. (a)	189	1,283
Regeneron Pharmaceuticals, Inc. (a)	800	569,864
Rigel Pharmaceuticals, Inc. (a)	3,240	54,497
Royalty Pharma PLC - Class A	4,500	114,795
Sage Therapeutics, Inc. (a)	9,479	51,471
Tandem Diabetes Care, Inc. (a)	20,955	754,799
Tango Therapeutics, Inc. (a)	6,800	21,012
Tenet Healthcare Corp. (a)	3,200	403,936
Thermo Fisher Scientific, Inc.	2,889	1,502,944
Travere Therapeutics, Inc. (a)	31,143	542,511
TScan Therapeutics, Inc. (a)	2,265	6,886
Tyra Biosciences, Inc. (a)	3,612	50,207
UnitedHealth Group, Inc.	2,800	1,416,408
Varex Imaging Corp. (a)	3,750	54,712
Vertex Pharmaceuticals, Inc. (a)	3,518	1,416,699
Verve Therapeutics, Inc. (a)	30,387	171,383
Xencor, Inc. (a)	1,972	45,317
Zimvie, Inc. (a)	1,907	26,603
Zoetis, Inc.	35,110	5,720,472
Total Health Care		40,359,501

INDUSTRIALS - 3.3%
Allegiant Travel Co.	4,237	398,786
AMETEK, Inc.	14,387	2,593,401
ArcBest Corp.	5,390	502,995
Argan, Inc.	499	68,383
Astec Industries, Inc.	6,392	214,771
Atmus Filtration Technologies, Inc.	3,882	152,097
BlueLinx Holdings, Inc. (a)	227	23,190
Boeing Co. (The) (a)	2,600	460,200
Boise Cascade Co.	3,050	362,523
Chart Industries, Inc. (a)	5,634	1,075,193
Cintas Corp.	1,100	200,970
Comfort Systems USA, Inc.	8,540	3,621,472
Conduent, Inc. (a)	28,881	116,679
Deere & Co.	800	338,960
DNOW, Inc. (a)	8,938	116,283
Eaton Corp. PLC	10,450	3,468,042
Enviri Corp. (a)	8,728	67,206
FedEx Corp.	1,500	421,995
Fluor Corp. (a)	16,468	812,202
FTAI Infrastructure, Inc.	5,600	40,656
General Electric Co.	3,779	630,299
Golden Ocean Group Ltd.	43,632	390,943
Heartland Express, Inc.	19,236	215,828
Heidrick & Struggles International, Inc.	13,859	614,092

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

INDUSTRIALS (continued)
Honeywell International, Inc.	9,904	$2,237,215
Hyster-Yale, Inc.	1,333	67,890
Insteel Industries, Inc.	5,032	135,914
JELD-WEN Holding, Inc. (a)	6,100	49,959
Karat Packaging, Inc.	1,097	33,195
Kelly Services, Inc. - Class A	9,815	136,821
Korn Ferry	9,980	673,151
Legalzoom.com, Inc. (a)	32,119	241,214
Leonardo DRS, Inc. (a)	15,979	516,281
Lyft, Inc. - Class A (a)	35,829	462,194
MasTec, Inc. (a)	1,067	145,261
Mayville Engineering Co., Inc. (a)	2,853	44,849
Mistras Group, Inc. (a)	1,976	17,903
Mueller Industries, Inc.	950	75,392
MYR Group, Inc. (a)	4,976	740,280
Norfolk Southern Corp.	8,485	1,991,429
Northrop Grumman Corp.	800	375,432
Otis Worldwide Corp.	15,800	1,463,238
Powell Industries, Inc.	2,434	539,496
Redwire Corp. (a)	7,114	117,096
Resources Connection, Inc.	16,494	140,694
REV Group, Inc.	3,320	105,808
RTX Corp.	3,100	358,732
Ryder System, Inc.	1,398	219,290
Saia, Inc. (a)	9,675	4,409,188
Shyft Group, Inc. (The)	9,643	113,209
SkyWest, Inc. (a)	5,660	566,736
Snap-on, Inc.	600	203,688
Southwest Airlines Co.	26,000	874,120
TaskUS, Inc. - Class A (a)	5,001	84,717
Trane Technologies PLC	6,918	2,555,163
TriNet Group, Inc.	7,143	648,370
TrueBlue, Inc. (a)	12,714	106,798
Tutor Perini Corp. (a)	14,820	358,644
Union Pacific Corp.	5,000	1,140,200
United Rentals, Inc.	900	633,996
V2X, Inc. (a)	500	23,915
Vestis Corp.	28,363	432,252
WESCO International, Inc.	359	64,965
Total Industrials		40,011,861

INFORMATION TECHNOLOGY - 9.8%
A10 Networks, Inc.	11,740	216,016
Adeia, Inc.	25,722	359,594
Adobe, Inc. (a)	1,100	489,148
Alkami Technology, Inc. (a)	2,964	108,720
Alpha & Omega Semiconductor Ltd. (a)	2,620	97,019
Amphenol Corp. - Class A	16,708	1,160,371
Apple, Inc.	63,320	15,856,594
Applied Materials, Inc.	5,709	928,455
Arteris, Inc. (a)	4,419	45,030
BigCommerce Holdings, Inc. (a)	19,245	117,779
Box, Inc. - Class A (a)	23,792	751,827

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

INFORMATION TECHNOLOGY (continued)
Broadcom, Inc.	33,646	$7,800,489
Calix, Inc. (a)	4,540	158,310
Cisco Systems, Inc.	19,200	1,136,640
Climb Global Solutions, Inc.	250	31,687
CommScope Holding Co., Inc. (a)	15,199	79,187
Couchbase, Inc. (a)	13,267	206,833
Crowdstrike Holdings, Inc. - Class A (a)	2,685	918,700
DigitalOcean Holdings, Inc. (a)	14,854	506,076
Domo, Inc. - Class B (a)	9,949	70,439
Dropbox, Inc. - Class A (a)	16,725	502,419
eGain Corp. (a)	4,417	27,518
Fair Isaac Corp. (a)	100	199,093
FARO Technologies, Inc. (a)	218	5,528
Gartner, Inc. (a)	1,800	872,046
GoDaddy, Inc. - Class A (a)	3,200	631,584
Intel Corp.	7,100	142,355
International Business Machines Corp.	2,600	571,558
Intuit, Inc.	5,640	3,544,740
Lam Research Corp.	11,800	852,314
MeridianLink, Inc. (a)	4,869	100,545
Microsoft Corp.	57,100	24,067,650
Monolithic Power Systems, Inc.	7,835	4,635,969
N-able, Inc./US (a)	22,866	213,568
Nutanix, Inc. - Class A (a)	2,635	161,209
NVIDIA Corp.	174,576	23,443,811
ON Semiconductor Corp. (a)	36,265	2,286,508
ON24, Inc. (a)	2,692	17,390
Oracle Corp.	22,003	3,666,580
PROS Holdings, Inc. (a)	16,626	365,107
QUALCOMM, Inc.	4,400	675,928
Rackspace Technology, Inc. (a)	5,757	12,723
Salesforce, Inc.	3,300	1,103,289
ScanSource, Inc. (a)	13,982	663,446
SEMrush Holdings, Inc. - Class A (a)	3,446	40,938
SentinelOne, Inc. - Class A (a)	1,616	35,875
ServiceNow, Inc. (a)	7,465	7,913,796
Synopsys, Inc. (a)	2,389	1,159,525
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	30,570	6,037,269
Telos Corp. (a)	10,912	37,319
Weave Communications, Inc. (a)	8,350	132,932
Workiva, Inc. (a)	10,061	1,101,679
Xperi, Inc. (a)	24,351	250,085
Yext, Inc. (a)	15,094	95,998
Zeta Global Holdings Corp. - Class A (a)	30,775	553,642
Total Information Technology		117,160,850

MATERIALS - 1.1%
American Vanguard Corp.	3,000	13,890
Ardagh Metal Packaging SA	39,314	118,335
Avery Dennison Corp.	9,027	1,689,223
Berry Global Group, Inc.	4,900	316,883
Coeur Mining, Inc. (a)	76,170	435,692
Commercial Metals Co.	16,174	802,230

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

MATERIALS (continued)
Corteva, Inc.	66,265	$3,774,454
Crown Holdings, Inc.	2,195	181,505
DuPont de Nemours, Inc.	2,800	213,500
Eastman Chemical Co.	6,400	584,448
Freeport-McMoRan, Inc.	16,300	620,704
Innospec, Inc.	4,702	517,502
Koppers Holdings, Inc.	1,200	38,880
Louisiana-Pacific Corp.	1,768	183,076
Nucor Corp.	4,000	466,840
Olympic Steel, Inc.	2,501	82,058
Ryerson Holding Corp.	6,703	124,073
Sherwin-Williams Co. (The)	6,405	2,177,252
Stepan Co.	870	56,289
SunCoke Energy, Inc.	1,000	10,700
Worthington Steel, Inc.	7,110	226,240
Total Materials		12,633,774

REAL ESTATE - 0.6%
Acadia Realty Trust REIT	21,688	523,982
Alexandria Real Estate Equities, Inc. REIT	6,994	682,265
Armada Hoffler Properties, Inc. REIT	37,000	378,510
CBRE Group, Inc. - Class A (a)	12,600	1,654,254
Chatham Lodging Trust REIT	9,928	88,856
Compass, Inc. - Class A (a)	69,274	405,253
CoStar Group, Inc. (a)	2,300	164,657
Diversified Healthcare Trust REIT	1,500	3,450
Douglas Elliman, Inc. (a)	19,900	33,233
Easterly Government Properties, Inc. REIT	4,009	45,542
Forestar Group, Inc. (a)	6,563	170,113
Gaming and Leisure Properties, Inc. REIT	21,700	1,045,072
Prologis, Inc. REIT	7,832	827,842
Real Brokerage, Inc. (The) (a)	18,400	84,640
Sunstone Hotel Investors, Inc. REIT	15,601	184,716
Xenia Hotels & Resorts, Inc. REIT	29,715	441,565
Total Real Estate		6,733,950

UTILITIES - 0.4%
American Water Works Co., Inc.	9,051	1,126,759
Constellation Energy Corp.	1,800	402,678
NextEra Energy, Inc.	23,603	1,692,099
NRG Energy, Inc.	8,300	748,826
PG&E Corp.	67,300	1,358,114
Total Utilities		5,328,476

TOTAL COMMON STOCKS (Cost $361,701,471)		410,577,269

EXCHANGE-TRADED FUNDS - 64.9%
iShares Expanded Tech-Software Sector ETF (a)	10,300	1,031,236
iShares Russell 1000 ETF	6,500	2,094,040
Schwab US Large-Cap ETF (b)	33,366,423	773,433,685
TOTAL EXCHANGE-TRADED FUNDS (Cost $701,155,241)		776,558,961

See Notes to Schedule of Investments.

First American Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (concluded)
December 31, 2024

Investments	Shares	Value
SHORT-TERM INVESTMENTS - 0.8%
BlackRock Liquidity FedFund - Institutional Class, 4.37% (c) (Cost $9,380,183)	9,380,183	$9,380,183

TOTAL INVESTMENTS - 100.0% (Cost $1,072,236,895)		1,196,516,413
OTHER ASSETS AND LIABILITIES, NET - (0.0)% (d)		(218,050)
NET ASSETS - 100.0%		$1,196,298,363

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$410,124,427	$452,842	$–	$410,577,269
Exchange-Traded Funds	776,558,961	–	–	776,558,961
Money Market Funds	9,380,183	–	–	9,380,183
Total Investments	$1,196,063,571	$452,842	$–	$1,196,516,413

*See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS - 58.5%

AUSTRALIA - 1.6%
ANZ Group Holdings Ltd.	3,142	$55,374
Aristocrat Leisure Ltd.	30,497	1,287,843
Atlassian Corp. - Class A (a)	12,090	2,942,464
BlueScope Steel Ltd.	47,575	548,798
Brambles Ltd.	46,317	550,624
Cochlear Ltd.	2,660	476,490
Computershare Ltd.	16,263	341,229
DGL Group Ltd. (a)	20,623	7,278
Evolution Mining Ltd.	11,201	33,531
Fleetwood Ltd.	7,752	9,309
GR Engineering Services Ltd.	29,714	45,374
Horizon Oil Ltd.	215,936	25,403
Lottery Corp. Ltd.	53,081	162,038
Macmahon Holdings Ltd.	136,065	29,083
Mount Gibson Iron Ltd. (a)	70,521	12,859
New Hope Corp. Ltd.	5,086	15,615
Northern Star Resources Ltd.	240,106	2,304,045
Pro Medicus Ltd.	565	87,120
Qantas Airways Ltd. (a)	30,711	170,135
REA Group Ltd.	20,876	3,003,321
Ricegrowers Ltd.	2,320	15,277
Santos Ltd.	10,208	42,423
Solvar Ltd.	19,981	18,361
Wagners Holding Co., Ltd.	9,659	8,196
Whitehaven Coal Ltd.	18,789	71,925
Zip Co. Ltd. (a)	65,433	119,029
Total Australia		12,383,144

AUSTRIA - 0.3%
Erste Group Bank AG	33,684	2,081,196
Fabasoft AG	473	8,240
Palfinger AG	231	4,709
Raiffeisen Bank International AG	9,646	197,621
RHI Magnesita NV	2,690	109,960
Zumtobel Group AG	1,953	9,918
Total Austria		2,411,644

BELGIUM - 0.0%(b)
Colruyt Group N.V	740	27,767
KBC Group NV	2,136	164,442
Lotus Bakeries NV	5	55,837
Total Belgium		248,046

BERMUDA - 0.5%
Arch Capital Group Ltd.	36,920	3,409,562
HAL Trust	513	61,325
Total Bermuda		3,470,887

BRAZIL - 0.9%
Banco BTG Pactual SA	94,081	417,725
Embraer SA (a)	11,086	100,742
Equatorial Energia SA	79,527	351,817

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

BRAZIL (continued)
Lojas Renner SA	106,922	$210,631
NU Holdings Ltd. - Class A (a)	220,973	2,289,280
Petroleo Brasileiro SA - ADR	74,401	956,797
PRIO SA	72,825	475,767
Raia Drogasil SA	103,312	369,745
Suzano SA	48,835	490,733
Vale SA - ADR	57,337	508,579
WEG SA	51,387	440,435
Total Brazil		6,612,251

BRITAIN - 6.8%
3i Group PLC	131,743	5,852,660
4imprint Group PLC	180	10,886
Anglo American PLC	33,549	993,971
ARM Holdings PLC - ADR (a)	272	33,554
Ashtead Group PLC	31,700	1,960,699
AstraZeneca PLC	42,925	5,587,713
AstraZeneca PLC - ADR	2,634	172,580
BAE Systems PLC	197,450	2,832,602
Barclays PLC	1,063,471	3,561,374
Barclays PLC - ADR	95,035	1,263,015
Centrica PLC	247,926	414,592
Cerillion PLC	963	21,068
Coca-Cola Europacific Partners PLC	25,300	1,943,293
Compass Group PLC	77,400	2,572,853
Costain Group PLC	35,140	46,545
Diageo PLC	56,358	1,790,870
dotdigital group PLC	46,816	51,069
Gamma Communications PLC	1,182	22,639
Global Ship Lease, Inc. - Class A	576	12,574
GSK PLC	63,600	1,065,273
GSK PLC - ADR	32,280	1,091,710
Haleon PLC	387,500	1,825,357
HSBC Holdings PLC	10,102	99,279
International Consolidated Airlines Group SA	97,417	368,048
Kier Group PLC	21,387	39,728
London Stock Exchange Group PLC	17,684	2,490,011
National Grid PLC	104,412	1,237,305
NatWest Group PLC	212,329	1,068,724
Nichols PLC	1,696	26,954
Odfjell Technology Ltd.	9,968	38,297
Pensionbee Group PLC (a)	8,348	16,785
Record PLC	7,638	5,084
RELX PLC	45,871	2,078,638
Renold PLC	67,333	39,453
Rentokil Initial PLC	212,300	1,054,642
Rolls-Royce Holdings PLC (a)	841,855	5,989,714
Sage Group PLC (The)	18,371	289,930
Shell PLC	34,402	1,067,948
Standard Chartered PLC	26,031	320,669
TechnipFMC PLC	30,787	890,976
Unilever PLC	22,900	1,297,768
Vodafone Group PLC	14,126	12,046

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

BRITAIN (continued)
Wickes Group PLC	8,743	$16,549
Total Britain		51,575,445

CANADA - 2.4%
ADENTRA, Inc.	1,180	30,480
Brookfield Corp.	97,814	5,622,034
Cameco Corp.	47,300	2,432,045
Canadian Natural Resources Ltd.	65,070	2,008,979
Canadian Pacific Kansas City Ltd.	47,050	3,405,008
Canfor Pulp Products, Inc. (a)	2,383	1,260
CES Energy Solutions Corp.	10,400	71,772
Constellation Software, Inc./Canada	389	1,202,873
Fortuna Mining Corp. (a)	1,724	7,400
Jaguar Mining, Inc. (a)	8,100	12,848
Lassonde Industries, Inc. - Class A	200	25,716
Lucero Energy Corp. (a)	45,000	13,305
Magna International, Inc.	23,300	973,852
Martinrea International, Inc.	6,179	38,773
Melcor Developments Ltd.	2,000	17,948
Softchoice Corp.	2,200	37,099
Waste Connections, Inc.	11,570	1,985,181
Total Canada		17,886,573

CHILE - 0.0%(b)
Antofagasta PLC	19,543	386,791

CHINA - 4.5%
Alibaba Group Holding Ltd.	26,116	277,155
BYD Co., Ltd. - Class H	6,500	221,632
China Pacific Insurance Group Co., Ltd. - Class H	198,800	645,128
Eastroc Beverage Group Co. Ltd.	43,369	1,474,949
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	107,200	771,935
Haitian International Holdings Ltd.	174,000	473,238
Innovent Biologics, Inc. (a)(c)	136,500	643,283
JD.com, Inc. - Class A	63,700	1,105,118
Kanzhun Ltd. - ADR (a)	39,601	546,494
Kinetic Development Group Ltd.	329,182	54,691
Meituan - Class B (a)(c)	300,200	5,824,413
Midea Group Co. Ltd. (a)	113,100	1,099,092
Modern Land China Co., Ltd. (a)	430,000	554
Natural Food International Holding Ltd.	174,681	11,478
NetEase, Inc.	52,600	938,370
New Hope Service Holdings Ltd.	71,000	18,101
Nongfu Spring Co. Ltd. - Class H (c)	110,000	480,893
PICC Property & Casualty Co., Ltd. - Class H	526,000	830,379
Ping An Insurance Group Co. of China Ltd. - Class H	368,000	2,165,947
Shenzhou International Group Holdings Ltd.	52,900	417,044
Tencent Holdings Ltd.	177,600	9,491,171
Tencent Music Entertainment Group - ADR	67,849	770,086
Trip.com Group Ltd. (a)	34,900	2,406,187
Trip.com Group Ltd. - ADR (a)	28,178	1,934,701
Tsingtao Brewery Co., Ltd. - Class H	100,000	731,418

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA (continued)
Xin Point Holdings Ltd.	34,000	$18,957
Yangzijiang Shipbuilding Holdings Ltd.	172,100	377,035
Zijin Mining Group Co. Ltd. - Class H	338,000	618,596
Total China		34,348,045

DENMARK - 1.1%
AP Moller - Maersk A/S - Class B	154	255,042
Columbus AS	18,502	25,830
Genmab AS (a)	1,257	261,931
North Media A/S	743	4,982
Novo Nordisk A/S	73,757	6,348,061
Pandora A/S	4,531	828,798
ROCKWOOL A/S - Class B	926	328,193
Vestas Wind Systems AS (a)	25,388	347,747
Total Denmark		8,400,584

FINLAND - 0.1%
Nordea Bank Abp	47,874	518,921
Wartsila OYJ Abp	17,049	301,602
Total Finland		820,523

FRANCE - 3.7%
AKWEL SADIR	736	6,101
Amundi SA (c)	16,300	1,074,924
BNP Paribas SA	20,575	1,260,088
CBo Territoria	4,714	17,430
Cie de Saint-Gobain SA	29,994	2,640,242
Cie Generale des Etablissements Michelin SCA	43,900	1,441,522
Dassault Aviation SA	2,594	528,250
Engie SA	28,851	457,346
Eurazeo SE	3,045	225,157
Gaztransport Et Technigaz SA	1,944	259,000
GL Events SACA	1,089	20,651
Hermes International SCA	937	2,235,487
JCDecaux SE (a)	1,762	27,605
Kaufman & Broad SA	1,203	40,449
Klepierre SA	17,439	502,274
LVMH Moet Hennessy Louis Vuitton SE	2,300	1,503,946
Manitou BF SA	530	9,183
NRJ Group	1,377	9,978
Publicis Groupe SA	243	25,744
Rexel SA	22,896	577,975
Safran SA	31,430	6,865,769
Schneider Electric SE	24,124	5,963,382
Societe Generale SA	17,615	493,202
Sodexo SA	840	69,211
SPIE SA	1,750	54,292
TotalEnergies SE	24,300	1,350,325
Vicat SACA	495	18,755
Total France		27,678,288

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

GERMANY - 4.5%
adidas AG	3,351	$822,902
AlzChem Group AG	382	22,562
BASF SE	11,187	491,931
Bayer AG	13,233	264,683
Bertrandt AG	1,116	21,277
CTS Eventim AG & Co. KGaA	1,625	137,381
Deutsche Bank AG	21,371	368,308
Deutsche Boerse AG	4,555	1,049,598
Deutsche Telekom AG	89,812	2,687,821
HOCHTIEF AG	3,102	416,821
Infineon Technologies AG	29,638	962,674
Knorr-Bremse AG	2,373	172,938
Krones AG	336	41,769
KSB SE & Co. KGaA	26	17,496
KWS Saat SE & Co. KGaA	449	27,377
Leifheit AG	365	5,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,084	4,066,320
Nemetschek SE	21,023	2,035,889
Rheinmetall AG	3,029	1,928,065
SAP SE	43,541	10,655,935
Siemens AG	603	117,755
Siemens Energy AG (a)	106,835	5,574,734
Symrise AG	10,400	1,105,727
Talanx AG	2,289	194,788
Vonovia SE	34,464	1,045,944
Total Germany		34,236,688

GREECE - 0.1%
Eurobank Ergasias Services and Holdings SA	168,246	387,469

HONG KONG - 0.6%
AIA Group Ltd.	263,100	1,903,247
APT Satellite Holdings Ltd.	94,000	27,103
Bank of East Asia Ltd. (The)	86,000	109,225
BOC Hong Kong Holdings Ltd.	4,500	14,456
Chen Hsong Holdings	38,098	7,002
Futu Holdings Ltd. - ADR	2,748	219,812
Jardine Matheson Holdings Ltd.	3,000	122,779
Kerry Logistics Network Ltd.	173,038	153,273
Orient Overseas International Ltd.	5,500	81,552
PC Partner Group Ltd.	16,000	10,269
Pico Far East Holdings Ltd.	264,607	62,632
Singamas Container Holdings Ltd.	276,253	24,552
SITC International Holdings Co., Ltd.	168,043	447,432
Stella International Holdings Ltd.	52,500	110,320
Techtronic Industries Co., Ltd.	68,500	903,009
VTech Holdings Ltd.	3,200	21,760
Total Hong Kong		4,218,423

HUNGARY - 0.1%
OTP Bank Nyrt	8,635	471,533

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

INDIA - 2.6%
Ashok Leyland Ltd.	161,833	$415,496
Axis Bank Ltd.	3,173	39,407
Axis Bank Ltd. - GDR (d)	19,191	1,193,304
Bharti Airtel Ltd.	62,101	1,150,311
Coforge Ltd.	4,054	457,568
HCL Technologies Ltd.	26,466	592,119
HDFC Bank Ltd.	12,417	256,843
HDFC Bank Ltd. - ADR	22,188	1,416,926
ICICI Bank Ltd. - ADR	233,563	6,974,191
Mahindra & Mahindra Ltd. - GDR	35,647	1,252,065
MakeMyTrip Ltd. (a)	4,758	534,228
PB Fintech Ltd. (a)	24,416	600,529
Power Grid Corp. of India Ltd.	243,314	876,335
Reliance Industries Ltd. - GDR (c)	6,083	345,439
Reliance Industries Ltd. - GDR (c)	4,920	278,966
Sun Pharmaceutical Industries Ltd.	27,041	595,804
Tata Consultancy Services Ltd.	29,686	1,415,998
Tata Consumer Products Ltd.	25,579	273,097
Varun Beverages Ltd.	85,542	636,004
Total India		19,304,630

INDONESIA - 0.3%
Bank Central Asia Tbk PT	3,080,300	1,845,959
Bumitama Agri Ltd.	37,500	24,021
Telkom Indonesia Persero Tbk PT	1,319,100	221,266
Total Indonesia		2,091,246

IRELAND - 1.8%
Accenture PLC - Class A	8,600	3,025,394
CRH PLC	18,962	1,758,557
Experian PLC	105,570	4,516,256
ICON PLC (a)	17,450	3,659,440
James Hardie Industries PLC (a)	11,010	339,782
PDD Holdings, Inc. - ADR (a)	4,108	398,435
Total Ireland		13,697,864

ISRAEL - 0.6%
Check Point Software Technologies Ltd. (a)	5,549	1,035,998
CyberArk Software Ltd. (a)	381	126,930
Monday.com Ltd. (a)	10,883	2,562,294
Nice Ltd. - ADR (a)	1,269	215,527
Wix.com Ltd. (a)	3,559	763,583
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,414	16,666
Total Israel		4,720,998

ITALY - 1.7%
A2A SpA	213,550	473,760
BPER Banca SPA	29,355	186,421
Cairo Communication SpA	7,053	17,840
Emak SpA	21,988	20,156
Enel SpA	382,654	2,737,088
Ferrari NV	16,831	7,221,203
See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

ITALY (continued)
FNM SpA	30,414	$13,712
Leonardo SpA	15,919	428,459
Orsero SpA	3,283	43,268
Piquadro SpA	1,638	3,413
UniCredit SpA	41,268	1,647,606
Total Italy		12,792,926

JAPAN - 6.4%
77 Bank Ltd. (The)	1,800	52,045
Ajis Co., Ltd.	1,000	14,841
Allied Telesis Holdings KK	15,200	10,050
Bandai Namco Holdings, Inc.	5,200	123,739
Brother Industries Ltd.	21,600	365,930
Capcom Co., Ltd.	3,900	85,015
Creek & River Co., Ltd.	2,000	20,110
CTS Co., Ltd.	4,600	26,276
Daihatsu Diesel Manufacturing Co., Ltd.	9,800	114,323
Dai-Ichi Cutter Kogyo KK	2,800	24,935
Dai-ichi Life Holdings, Inc.	9,500	252,364
Daikin Industries Ltd.	11,700	1,370,721
Densan System Holdings Co., Ltd.	1,400	22,232
Eisai Co., Ltd.	6,100	166,675
Elecom Co., Ltd.	5,500	51,727
FANUC Corp.	39,900	1,042,312
Fast Retailing Co., Ltd.	1,300	439,126
Fujii Sangyo Corp.	600	9,575
Fujitsu Ltd.	21,000	368,862
G-7 Holdings, Inc.	2,500	23,326
Gecoss Corp.	3,400	21,934
Gun-Ei Chemical Industry Co., Ltd.	500	8,635
Higashi Twenty One Co., Ltd.	1,200	7,911
Hitachi Ltd.	103,900	2,553,716
ID Holdings Corp.	3,400	34,183
IDEA Consultants, Inc.	800	12,169
Idemitsu Kosan Co., Ltd.	29,300	191,196
IMAGICA GROUP, Inc.	5,500	19,031
JAC Recruitment Co., Ltd.	7,200	32,070
Japan Exchange Group, Inc.	3,200	35,564
Japan Post Holdings Co., Ltd.	49,000	460,695
Japan Post Insurance Co., Ltd.	9,000	164,479
Justsystems Corp.	1,100	24,401
Kanamoto Co., Ltd.	900	19,223
KAWADA TECHNOLOGIES, Inc.	2,700	46,787
Kenko Mayonnaise Co., Ltd.	2,600	33,219
Keyence Corp.	4,000	1,627,611
Kimura Unity Co., Ltd.	1,700	16,167
Kita-Nippon Bank Ltd.	800	15,255
Kobe Bussan Co., Ltd.	56,700	1,246,275
Koike Sanso Kogyo Co., Ltd.	1,200	48,231
Konoike Transport Co., Ltd.	1,200	23,395
Kubota Corp.	58,600	677,172
Kuriyama Holdings Corp.	900	7,070
Kyocera Corp.	8,800	87,229
See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

JAPAN (continued)
Kyokuto Securities Co., Ltd.	3,400	$31,891
Kyowa Kirin Co., Ltd.	5,800	87,054
Lasertec Corp.	1,200	113,501
Makiya Co., Ltd.	1,100	7,179
Mazda Motor Corp.	52,500	355,372
Mitani Sangyo Co., Ltd.	6,600	13,748
Mitsubishi Electric Corp.	7,700	130,506
Mitsubishi Heavy Industries Ltd.	256,800	3,597,081
Mitsubishi Kakoki Kaisha Ltd.	800	18,925
Mitsubishi UFJ Financial Group, Inc.	307,800	3,609,696
MonotaRO Co., Ltd.	135,000	2,268,848
MS&AD Insurance Group Holdings, Inc.	3,200	69,962
Murata Manufacturing Co., Ltd.	7,400	118,270
NEC Corp.	6,900	592,757
NEOJAPAN, Inc.	1,600	17,692
Nexon Co., Ltd.	7,500	111,957
Nicca Chemical Co., Ltd.	6,300	45,067
NIDEC Corp.	28,000	502,568
Nihon Trim Co., Ltd.	1,300	30,723
Nintendo Co., Ltd.	42,300	2,463,923
Nippon Concept Corp.	1,100	12,745
Nippon Shinyaku Co., Ltd.	7,000	176,531
Nippon Telegraph & Telephone Corp.	261,900	262,040
Nisso Holdings Co., Ltd.	2,600	12,875
NS Tool Co., Ltd.	1,900	9,137
OIE Sangyo Co., Ltd.	800	10,134
Oiles Corp.	2,800	43,872
Ono Pharmaceutical Co., Ltd.	9,900	102,661
Optim Corp. (a)	3,700	16,558
ORIX Corp.	8,000	171,030
Osaki Electric Co., Ltd.	3,700	18,181
Otsuka Corp.	8,400	191,927
Otsuka Holdings Co., Ltd.	25,900	1,404,109
Pan Pacific International Holdings Corp.	85,500	2,320,851
PR Times Corp. (a)	1,400	15,469
Recruit Holdings Co., Ltd.	71,600	4,981,691
Resona Holdings, Inc.	333,400	2,426,153
Ricoh Co., Ltd.	39,100	444,982
Santen Pharmaceutical Co., Ltd.	19,000	194,486
SCREEN Holdings Co., Ltd.	4,800	283,868
Seed Co., Ltd.	7,400	25,687
Seiko Epson Corp.	6,300	113,653
Sekisui Kasei Co., Ltd.	5,400	12,140
Shionogi & Co., Ltd.	3,000	42,033
Shofu, Inc.	1,400	19,471
SMS Co., Ltd.	900	8,917
SoftBank Group Corp.	7,600	436,589
Sompo Holdings, Inc.	128,500	3,401,429
Sony Group Corp.	128,100	2,706,219
St-Care Holding Corp.	2,300	11,027
Subaru Corp.	7,800	137,449
Sugimoto & Co., Ltd.	1,600	14,155
Sumitomo Mitsui Financial Group, Inc.	1,300	31,305

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

JAPAN (continued)
Suzuken Co., Ltd.	4,500	$134,886
System Research Co., Ltd.	1,900	17,817
T&D Holdings, Inc.	6,700	122,231
Taiko Bank Ltd.	1,500	13,731
Takaoka Toko Co., Ltd.	2,900	38,002
Techno Medica Co., Ltd.	400	4,649
TIS, Inc.	2,000	47,120
Tokio Marine Holdings, Inc.	11,200	401,103
Tokyo Electron Ltd.	3,200	484,930
Tokyo Seimitsu Co., Ltd.	3,000	137,257
Topy Industries Ltd.	2,200	27,986
Toshiba TEC Corp.	1,100	25,058
Toyokumo, Inc.	900	12,216
Trend Micro, Inc. (a)	5,700	307,321
Trinity Industrial Corp.	1,500	10,055
Tsubakimoto Kogyo Co., Ltd.	2,100	27,494
TYK Corp.	3,500	9,455
Universal Engeisha KK	600	12,943
Wacom Co., Ltd.	9,500	43,269
Warabeya Nichiyo Holdings Co., Ltd.	2,800	36,148
Yaskawa Electric Corp.	2,800	71,299
Yokowo Co., Ltd.	1,000	11,222
Yorozu Corp.	1,900	14,568
Yushin Precision Equipment Co., Ltd.	5,900	24,736
Yutaka Giken Co., Ltd.	1,400	18,509
Zacros Corp.	300	8,219
Total Japan		48,306,120

JORDAN - 0.0%(b)
Hikma Pharmaceuticals PLC	4,722	117,535

MALAYSIA - 0.1%
CIMB Group Holdings Bhd	208,700	382,249
Frencken Group Ltd.	10,700	8,868
Total Malaysia		391,117

MEXICO - 0.8%
Cemex SAB de CV - ADR	70,079	395,246
Fomento Economico Mexicano SAB de CV - ADR	12,266	1,048,620
Grupo Aeroportuario del Pacifico SAB de CV - Class B	20,218	354,840
Grupo Financiero Banorte SAB de CV	103,276	665,492
Grupo Mexico SAB de CV - Class B	405,229	1,929,458
Vista Energy SAB de CV - ADR (a)	18,825	1,018,621
Wal-Mart de Mexico SAB de CV	223,881	589,257
Total Mexico		6,001,534

NETHERLANDS - 2.2%
Adyen NV (a)(c)	2,396	3,534,786
Akzo Nobel NV	14,900	894,657
Arcadis NV	552	33,529
ASM International NV	7,939	4,529,548
ASML Holding NV	4,680	3,243,614

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

NETHERLANDS (continued)
Euronext NV (c)	735	$82,379
Heineken NV	14,200	1,008,265
Koninklijke Ahold Delhaize NV	14,938	487,170
Koninklijke BAM Groep NV	46,493	201,398
NN Group NV	13,163	573,256
Stellantis NV	10,094	132,477
Wolters Kluwer NV	9,653	1,601,073
Total Netherlands		16,322,152

NEW ZEALAND - 0.0%(b)
Scales Corp. Ltd.	3,335	7,590
SKY Network Television Ltd.	23,673	34,426
Total New Zealand		42,016

NORWAY - 0.0%(b)
Hoegh Autoliners ASA	2,407	23,937
Pexip Holding ASA	4,723	18,236
Reach Subsea ASA	30,914	21,401
Wilh Wilhelmsen Holding ASA - Class B	459	16,095
Wilson ASA (a)	2,111	11,683
Total Norway		91,352

PERU - 0.3%
Credicorp Ltd.	13,557	2,485,269

POLAND - 0.2%
Bank Polska Kasa Opieki SA	10,591	353,267
ORLEN SA	22,397	255,925
Powszechna Kasa Oszczednosci Bank Polski SA	40,060	579,678
Powszechny Zaklad Ubezpieczen SA	36,753	407,695
Total Poland		1,596,565

PORTUGAL - 0.1%
Ibersol SGPS SA	4,724	36,549
Jeronimo Martins SGPS SA	21,403	409,018
Total Portugal		445,567

SAUDI ARABIA - 0.1%
Saudi National Bank (The)	94,974	844,142

SINGAPORE - 1.4%
BRC Asia Ltd.	14,800	27,094
DBS Group Holdings Ltd.	68,100	2,178,256
Grab Holdings Ltd. - Class A (a)	37,274	175,933
Hafnia Ltd.	3,936	21,035
HRnetgroup Ltd.	101,100	50,331
Japfa Ltd.	77,000	26,526
Oversea-Chinese Banking Corp. Ltd.	22,200	271,098
Raffles Medical Group Ltd.	16,900	10,521
Sea Ltd. - ADR (a)	66,214	7,025,306
Singapore Exchange Ltd.	55,400	516,209
Total Singapore		10,302,309

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

SOUTH AFRICA - 0.4%
Absa Group Ltd.	67,650	$680,227
Anglo American Platinum Ltd.	7,407	222,169
Aspen Pharmacare Holdings Ltd.	525	4,592
Bid Corp. Ltd.	17,548	400,378
Bidvest Group Ltd.	27,358	381,427
FirstRand Ltd.	136,861	550,747
Gold Fields Ltd.	40,747	536,680
Shoprite Holdings Ltd.	25,234	393,798
Total South Africa		3,170,018

SOUTH KOREA - 1.2%
Hanwha Aerospace Co., Ltd.	2,010	443,877
KB Financial Group, Inc.	8,152	462,341
Kia Corp.	9,999	677,698
LG Electronics, Inc.	2,264	127,326
NAVER Corp.	2,535	342,241
Samsung Biologics Co., Ltd. (a)(c)	802	516,587
Samsung Electro-Mechanics Co., Ltd.	2,670	222,675
Samsung Electronics Co., Ltd.	72,576	2,619,165
Samsung Electronics Co., Ltd. - GDR (d)	1,000	909,997
Samsung Fire & Marine Insurance Co., Ltd.	1,424	346,204
SK Hynix, Inc.	19,333	2,193,757
Total South Korea		8,861,868

SPAIN - 0.4%
ACS Actividades de Construccion y Servicios SA	1,204	60,421
Atresmedia Corp. de Medios de Comunicacion SA	9,419	42,641
CaixaBank SA	112,873	612,254
Grupo Empresarial San Jose SA	3,607	19,428
Industria de Diseno Textil SA	51,317	2,627,255
Naturhouse Health SAU	579	993
Total Spain		3,362,992

SWEDEN - 1.1%
Assa Abloy AB - Class B	43,900	1,290,593
Cloetta AB - Class B	16,080	36,620
Evolution AB (c)	1,290	99,016
Nederman Holding AB	1,354	26,574
Skandinaviska Enskilda Banken AB - Class A	30,200	413,817
Spotify Technology SA (a)	12,285	5,496,063
Svenska Handelsbanken AB - Class A	5,537	57,199
Telefonaktiebolaget LM Ericsson - ADR	122,371	986,310
Volvo AB - Class B	7,387	179,241
Zinzino AB - Class B	3,183	24,317
Total Sweden		8,609,750

SWITZERLAND - 2.5%
ABB Ltd.	31,152	1,675,701
Alcon, Inc.	20,500	1,735,981
APG SGA SA	86	18,895
BKW AG	865	143,129
Cicor Technologies Ltd. (a)	398	26,309

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

SWITZERLAND (continued)
dormakaba Holding AG	52	$36,891
DSM-Firmenich AG	10,400	1,050,091
Givaudan SA	170	744,989
Klingelnberg AG	360	5,251
Logitech International SA	10,590	870,368
Lonza Group AG	3,419	2,014,888
Novartis AG	995	96,836
On Holding AG - Class A (a)	11,655	638,344
Roche Holding AG	14,705	4,116,049
Schindler Holding AG	3,304	910,294
STMicroelectronics NV	8,141	203,281
Sunrise Communications AG/old (a)	43,541	1,886,433
UBS Group AG	99,159	3,023,735
Total Switzerland		19,197,465

TAIWAN - 4.3%
Accton Technology Corp.	32,000	751,363
ASE Technology Holding Co., Ltd.	140,000	687,225
Cathay Financial Holding Co., Ltd.	312,037	646,553
CTBC Financial Holding Co., Ltd.	450,000	535,364
Delta Electronics, Inc.	68,000	885,397
E Ink Holdings, Inc.	78,000	642,667
Hon Hai Precision Industry Co., Ltd.	493,000	2,745,867
MediaTek, Inc.	35,000	1,502,791
Taiwan Semiconductor Manufacturing Co., Ltd.	535,000	17,469,629
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	32,380	6,394,726
Uni-President Enterprises Corp.	155,000	381,296
Total Taiwan		32,642,878

THAILAND - 0.1%
Kasikornbank PCL - NVDR	87,700	399,386

UNITED ARAB EMIRATES - 0.5%
Abu Dhabi Commercial Bank PJSC	55,577	157,520
Aldar Properties PJSC	1,282,507	2,681,177
Emaar Properties PJSC	239,580	838,173
First Abu Dhabi Bank PJSC	100,524	376,026
Total United Arab Emirates		4,052,896

UNITED STATES - 1.6%
Aon PLC - Class A	5,710	2,050,804
Coupang, Inc. (a)	134,190	2,949,496
Ferguson Enterprises, Inc.	12,670	2,198,164
Linde PLC	5,650	2,365,485
STERIS PLC	12,350	2,538,666
Total United States		12,102,615

URUGUAY - 0.6%
Globant SA (a)	1,730	370,947
MercadoLibre, Inc. (a)	2,415	4,106,562
Total Uruguay		4,477,509

See Notes to Schedule of Investments.

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

VIRGIN ISLANDS (BRITISH) - 0.0%(b)
SF Real Estate Investment Trust	41,675	$16,796

TOTAL COMMON STOCKS (Cost $408,063,003)		441,983,849

EXCHANGE-TRADED FUNDS - 39.4%
iShares MSCI India ETF	66,195	3,484,505
Schwab Emerging Markets Equity ETF	851,892	22,685,884
Schwab International Equity ETF (e)	14,661,181	271,231,848
TOTAL EXCHANGE-TRADED FUNDS (Cost $305,893,637)		297,402,237

PREFERRED STOCKS - 0.2%
BRAZIL - 0.1%
Banco Bradesco SA	96,177	180,122
Itau Unibanco Holding SA	171,823	852,242
Total Brazil		1,032,364

GERMANY - 0.1%
FUCHS SE	464	20,021
Henkel AG & Co. KGaA	5,736	503,507
Total Germany		523,528

TOTAL PREFERRED STOCKS (Cost $1,801,721)		1,555,892

SHORT-TERM INVESTMENTS - 1.8%
BlackRock Liquidity FedFund - Institutional Class, 4.37% (f) (Cost $13,587,150)	13,587,150	13,587,150

TOTAL INVESTMENTS - 99.9% (Cost $729,345,511)		754,529,128
OTHER ASSETS AND LIABILITIES, NET - 0.1%		922,681
NET ASSETS - 100.0%		$755,451,809

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $13,652,621 or 1.8% of the Fund’s net assets.

(d)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2024, the value of these securities was $2,103,301, representing 0.3% of net assets.

(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

First American Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (concluded)
December 31, 2024

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Australia	$2,942,464	$9,440,680	$–	$12,383,144
Austria	–	2,411,644	–	2,411,644
Belgium	–	248,046	–	248,046
Bermuda	3,409,562	61,325	–	3,470,887
Brazil	6,612,251	–	–	6,612,251
Britain	5,407,701	46,167,744	–	51,575,445
Canada	17,886,573	–	–	17,886,573
Chile	–	386,791	–	386,791
China	3,251,281	31,096,764	–	34,348,045
Denmark	–	8,400,584	–	8,400,584
Finland	–	820,523	–	820,523
France	–	27,678,288	–	27,678,288
Germany	–	34,236,688	–	34,236,688
Greece	–	387,469	–	387,469
Hong Kong	219,813	3,998,610	–	4,218,423
Hungary	–	471,533	–	471,533
India	8,925,345	10,379,285	–	19,304,630
Indonesia	–	2,091,246	–	2,091,246
Ireland	7,083,268	6,614,596	–	13,697,864
Israel	4,704,333	16,665	–	4,720,998
Italy	–	12,792,926	–	12,792,926
Japan	–	48,306,120	–	48,306,120
Jordan	–	117,535	–	117,535
Malaysia	–	391,117	–	391,117
Mexico	6,001,534	–	–	6,001,534
Netherlands	3,243,614	13,078,538	–	16,322,152
New Zealand	–	42,016	–	42,016
Norway	–	91,352	–	91,352
Peru	2,485,269	–	–	2,485,269
Poland	–	1,596,565	–	1,596,565
Portugal	–	445,567	–	445,567
Saudi Arabia	–	844,142	–	844,142
Singapore	7,201,239	3,101,070	–	10,302,309
South Africa	–	3,170,018	–	3,170,018
South Korea	–	8,861,868	–	8,861,868
Spain	–	3,362,992	–	3,362,992
Sweden	6,482,374	2,127,376	–	8,609,750
Switzerland	2,728,058	16,469,407	–	19,197,465
Taiwan	6,394,726	26,248,152	–	32,642,878
Thailand	–	399,386	–	399,386
United Arab Emirates	–	4,052,896	–	4,052,896
United States	9,904,451	2,198,164	–	12,102,615
Uruguay	4,477,509	–	–	4,477,509
Virgin Islands (British)	–	16,796	–	16,796
Total Common Stocks	109,361,365	332,622,484	–	441,983,849
Exchange-Traded Funds	297,402,237	–	–	297,402,237
Preferred Stocks	1,032,364	523,528	–	1,555,892
Money Market Funds	13,587,150	–	–	13,587,150
Total Investments*	$421,383,116	$333,146,012	$–	$754,529,128
*See Schedule of Investments for additional detailed categorizations.
See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 20.4%

BASIC MATERIALS - 0.4%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$980,894
CF Industries, Inc., 5.38%, 03/15/2044	169,000	157,089
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (a)	115,000	113,770
7.38%, 05/01/2033 (a)	70,000	68,754
Dow Chemical Co., 5.60%, 02/15/2054	57,000	53,839
DuPont de Nemours, Inc.
4.73%, 11/15/2028	720,000	716,719
5.42%, 11/15/2048	70,000	69,625
Eastman Chemical Co.
5.00%, 08/01/2029	68,000	67,786
5.75%, 03/08/2033	110,000	112,042
Ecolab, Inc.
5.25%, 01/15/2028	98,000	99,809
2.70%, 12/15/2051	163,000	99,028
FMC Corp., 6.38%, 05/18/2053	780,000	768,786
Georgia-Pacific LLC, 0.95%, 05/15/2026 (a)	537,000	510,061
Newmont Corp., 2.25%, 10/01/2030	470,000	405,914
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026	63,000	63,444
Nucor Corp., 4.30%, 05/23/2027	115,000	114,063
Sherwin-Williams Co., 4.80%, 09/01/2031	2,062,000	2,034,852
Steel Dynamics, Inc., 5.38%, 08/15/2034	66,000	65,427
Westlake Corp., 3.38%, 08/15/2061	185,000	111,033
Total Basic Materials		6,612,935

COMMUNICATIONS - 0.8%
Amazon.com, Inc.
3.30%, 04/13/2027	136,000	132,731
4.65%, 12/01/2029	87,000	87,545
3.60%, 04/13/2032	51,000	47,206
3.88%, 08/22/2037	49,000	43,275
4.05%, 08/22/2047	83,000	68,584
AT&T, Inc.
5.40%, 02/15/2034	1,091,000	1,095,369
4.50%, 05/15/2035	167,000	154,454
4.90%, 08/15/2037	148,000	139,562
4.75%, 05/15/2046	379,000	328,983
3.50%, 09/15/2053	630,000	424,205
3.65%, 09/15/2059	28,000	18,546
3.85%, 06/01/2060	58,000	40,179
Charter Communications Operating LLC / Charter Communications Operating Capital
6.10%, 06/01/2029	89,000	90,720
6.38%, 10/23/2035	320,000	319,406
3.50%, 06/01/2041	87,000	59,617
3.50%, 03/01/2042	430,000	292,193
5.38%, 05/01/2047	400,000	328,309
4.80%, 03/01/2050	494,000	371,072
3.85%, 04/01/2061	56,000	33,745
Cisco Systems, Inc., 4.85%, 02/26/2029	178,000	179,047
Comcast Corp.
4.15%, 10/15/2028	133,000	129,706

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

COMMUNICATIONS (continued)
Comcast Corp. (continued)
3.40%, 04/01/2030	$71,000	$65,881
4.25%, 10/15/2030	90,000	86,788
4.60%, 10/15/2038	96,000	86,921
4.00%, 03/01/2048	252,000	191,373
5.50%, 05/15/2064	94,000	87,666
Corning, Inc.
3.90%, 11/15/2049	83,000	62,198
5.45%, 11/15/2079	105,000	95,000
Cox Communications, Inc.
5.45%, 09/15/2028 (a)	99,000	100,025
2.60%, 06/15/2031 (a)	625,000	526,604
5.45%, 09/01/2034 (a)	1,320,000	1,278,281
5.95%, 09/01/2054 (a)	55,000	50,937
Discovery Communications LLC, 3.63%, 05/15/2030	72,000	64,051
Fox Corp., 5.58%, 01/25/2049	107,000	99,427
Level 3 Financing, Inc., 10.75%, 12/15/2030 (a)	1,000,000	1,115,652
Meta Platforms, Inc., 5.55%, 08/15/2064	57,000	55,565
Paramount Global
4.20%, 05/19/2032	1,000,000	881,315
5.85%, 09/01/2043	27,000	23,462
5.25%, 04/01/2044	67,000	52,058
4.60%, 01/15/2045	46,000	33,738
Time Warner Cable LLC, 6.55%, 05/01/2037	4,000	3,867
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	141,148
3.00%, 02/15/2041	1,443,000	1,029,064
3.60%, 11/15/2060	95,000	62,694
Verizon Communications, Inc.
1.68%, 10/30/2030	25,000	20,790
2.55%, 03/21/2031	477,000	410,778
4.50%, 08/10/2033	165,000	155,494
3.40%, 03/22/2041	110,000	83,192
2.85%, 09/03/2041	129,000	89,197
3.88%, 03/01/2052	110,000	81,228
3.00%, 11/20/2060	204,000	118,037
Walt Disney Co., 2.00%, 09/01/2029	140,000	124,492
Total Communications		11,661,377

CONSUMER, CYCLICAL - 1.1%
AutoZone, Inc., 5.10%, 07/15/2029	46,000	46,267
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	150,000	152,782
Choice Hotels International, Inc., 5.85%, 08/01/2034	875,000	876,061
Costco Wholesale Corp., 1.60%, 04/20/2030	95,000	81,305
Cummins, Inc., 5.45%, 02/20/2054	1,000,000	973,081
Daimler Truck Finance North America LLC, 5.13%, 01/19/2028 (a)	159,000	159,623
Dana, Inc., 5.38%, 11/15/2027	75,000	73,921
Darden Restaurants, Inc., 4.35%, 10/15/2027	72,000	71,026
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	949,416	877,499
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	365,464	336,458
Ford Motor Co., 4.75%, 01/15/2043	505,000	398,112

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, CYCLICAL (continued)
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	$200,000	$198,752
4.95%, 05/28/2027	1,200,000	1,189,058
5.11%, 05/03/2029	1,500,000	1,460,945
6.05%, 11/05/2031	205,000	203,319
Gap, Inc.
3.63%, 10/01/2029 (a)	50,000	44,898
3.88%, 10/01/2031 (a)	125,000	108,089
General Motors Co., 6.60%, 04/01/2036	840,000	881,720
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,047,094
5.80%, 01/07/2029	172,000	175,463
5.75%, 02/08/2031	47,000	47,619
2.70%, 06/10/2031	105,000	88,965
5.60%, 06/18/2031	105,000	105,525
Genuine Parts Co., 6.50%, 11/01/2028	132,000	138,595
Home Depot, Inc., 4.90%, 04/15/2029	87,000	87,770
Hyatt Hotels Corp., 5.50%, 06/30/2034	92,000	91,360
Hyundai Capital America
4.30%, 09/24/2027 (a)	105,000	103,286
4.88%, 11/01/2027 (a)	172,000	171,567
5.35%, 03/19/2029 (a)	103,000	103,543
5.30%, 06/24/2029 (a)	105,000	105,289
4.55%, 09/26/2029 (a)	445,000	431,966
Lowe's Cos., Inc.
2.80%, 09/15/2041	1,250,000	857,713
3.70%, 04/15/2046	78,000	57,711
5.75%, 07/01/2053	1,150,000	1,125,959
Marriott International, Inc./MD
2.85%, 04/15/2031	192,000	167,729
3.50%, 10/15/2032	130,000	114,686
McDonald's Corp.
4.80%, 08/14/2028	260,000	260,483
3.63%, 09/01/2049	127,000	91,554
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	60,099
6.63%, 05/15/2032	35,000	35,195
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	86,000	87,488
3.60%, 09/01/2027	163,000	158,165
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028 (a)	25,000	25,560
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (a)	100,000	95,693
Toyota Motor Credit Corp., 4.60%, 10/10/2031	98,000	95,402
United Airlines, Inc.
4.38%, 04/15/2026 (a)	185,000	181,903
4.63%, 04/15/2029 (a)	35,000	33,277
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	980,760
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	86,000	75,784
5.05%, 03/15/2042	886,000	711,354
5.14%, 03/15/2052	333,000	247,420
William Carter Co., 5.63%, 03/15/2027 (a)	250,000	247,880

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, CYCLICAL (continued)
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	$150,000	$131,718
Total Consumer, Cyclical		16,674,491

CONSUMER, NON-CYCLICAL - 3.4%
AbbVie, Inc.
4.95%, 03/15/2031	112,000	111,977
4.55%, 03/15/2035	380,000	357,287
4.05%, 11/21/2039	195,000	166,594
4.75%, 03/15/2045	150,000	133,778
4.25%, 11/21/2049	351,000	285,378
Agilent Technologies, Inc.
2.75%, 09/15/2029	171,000	155,316
2.30%, 03/12/2031	253,000	214,472
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	175,000	159,278
Amgen, Inc.
5.15%, 03/02/2028	112,000	112,815
5.25%, 03/02/2030	47,000	47,439
5.25%, 03/02/2033	140,000	138,967
2.80%, 08/15/2041	40,000	27,855
5.15%, 11/15/2041	55,000	51,160
4.40%, 05/01/2045	42,000	34,834
5.65%, 03/02/2053	78,000	75,096
5.75%, 03/02/2063	82,000	78,643
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	113,822
4.90%, 02/01/2046	226,000	205,517
Ascension Health
2.53%, 11/15/2029	630,000	566,388
3.11%, 11/15/2039	120,000	90,832
Astrazeneca Finance LLC
4.88%, 03/03/2028	150,000	150,882
4.85%, 02/26/2029	180,000	180,370
4.90%, 03/03/2030	163,000	163,659
Automatic Data Processing, Inc., 4.45%, 09/09/2034	1,000,000	952,017
BAT Capital Corp.
6.34%, 08/02/2030	130,000	136,696
2.73%, 03/25/2031	620,000	535,029
4.39%, 08/15/2037	730,000	629,742
Becton Dickinson & Co.
4.69%, 02/13/2028	149,000	148,266
4.30%, 08/22/2032	66,000	62,145
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	168,000	174,730
2.95%, 03/15/2032	132,000	114,943
3.25%, 08/01/2042	60,000	44,049
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,253,345
Cardinal Health, Inc.
5.13%, 02/15/2029	68,000	68,145
4.50%, 11/15/2044	262,000	215,798
5.75%, 11/15/2054	57,000	54,554

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Cencora, Inc.
4.85%, 12/15/2029	$47,000	$46,694
5.13%, 02/15/2034	167,000	163,917
4.30%, 12/15/2047	84,000	67,749
Cigna Group (The)
4.38%, 10/15/2028	71,000	69,600
2.40%, 03/15/2030	374,000	327,300
2.38%, 03/15/2031	213,000	180,364
3.88%, 10/15/2047	62,000	45,159
3.40%, 03/15/2050	241,000	158,395
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,016,308
Conagra Brands, Inc.
7.00%, 10/01/2028	176,000	186,505
5.40%, 11/01/2048	112,000	101,595
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	918,772
Constellation Brands, Inc., 4.35%, 05/09/2027	75,000	74,249
CVS Health Corp.
5.55%, 06/01/2031	146,000	144,931
4.78%, 03/25/2038	654,000	565,495
5.13%, 07/20/2045	332,000	278,934
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	75,000	76,679
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	55,324
Elevance Health, Inc., 6.10%, 10/15/2052	19,000	19,196
Eli Lilly & Co.
4.15%, 08/14/2027	46,000	45,751
4.70%, 02/27/2033	99,000	97,031
5.00%, 02/09/2054	335,000	307,869
5.20%, 08/14/2064	125,000	116,379
Ford Foundation (The), 2.82%, 06/01/2070	1,186,000	666,430
General Mills, Inc., 4.95%, 03/29/2033	1,500,000	1,463,350
Gilead Sciences, Inc.
4.80%, 11/15/2029	114,000	113,766
5.55%, 10/15/2053	81,000	79,678
GXO Logistics, Inc., 6.25%, 05/06/2029	92,000	94,207
Haleon US Capital LLC
3.38%, 03/24/2029	1,500,000	1,410,506
3.63%, 03/24/2032	357,000	323,265
HCA, Inc.
3.38%, 03/15/2029	64,000	59,402
3.50%, 09/01/2030	141,000	128,056
5.45%, 04/01/2031	95,000	94,809
7.75%, 07/15/2036	150,000	168,147
5.25%, 06/15/2049	85,000	73,541
3.50%, 07/15/2051	161,000	104,128
4.63%, 03/15/2052	179,000	139,688
Hormel Foods Corp., 4.80%, 03/30/2027	132,000	132,582
Humana, Inc.
4.88%, 04/01/2030	154,000	150,681
5.88%, 03/01/2033	53,000	53,195
Johnson & Johnson
4.80%, 06/01/2029	110,000	111,078
4.90%, 06/01/2031	1,150,000	1,157,258

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Johnson & Johnson (continued)
2.25%, 09/01/2050	$1,000,000	$571,954
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,768,498
Kellanova, 7.45%, 04/01/2031	210,000	234,094
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	1,247,000	1,055,624
Kraft Heinz Foods Co.
4.38%, 06/01/2046	309,000	250,183
4.88%, 10/01/2049	86,000	73,512
Kroger Co.
5.00%, 09/15/2034	64,000	61,985
3.88%, 10/15/2046	40,000	29,933
5.50%, 09/15/2054	119,000	112,083
5.65%, 09/15/2064	119,000	111,677
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (a)	75,000	68,575
4.38%, 01/31/2032 (a)	225,000	203,589
Mars, Inc., 4.65%, 04/20/2031 (a)	1,175,000	1,145,521
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	126,378
3.89%, 07/01/2116	75,000	52,482
Mather Foundation, 2.68%, 10/01/2031	1,000,000	842,489
Medline Borrower LP, 3.88%, 04/01/2029 (a)	175,000	162,048
Mylan, Inc.
5.40%, 11/29/2043	180,000	161,070
5.20%, 04/15/2048	135,000	111,562
NBM US Holdings, Inc., 6.63%, 08/06/2029 (a)	800,000	799,999
Nestle Holdings, Inc.
5.25%, 03/13/2026 (a)	153,000	154,301
4.95%, 03/14/2030 (a)	900,000	904,008
Novartis Capital Corp., 4.00%, 09/18/2031	92,000	87,629
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (a)	275,000	258,358
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	40,011
PepsiCo, Inc.
2.25%, 03/19/2025	146,000	145,298
3.60%, 02/18/2028	94,000	91,426
3.90%, 07/18/2032	106,000	99,072
3.50%, 03/19/2040	3,000,000	2,423,508
4.00%, 03/05/2042	40,000	33,378
2.88%, 10/15/2049	1,000,000	652,174
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	583,248
5.13%, 02/15/2030	1,165,000	1,171,152
5.50%, 09/07/2030	480,000	491,465
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	218,808
6.50%, 01/15/2039 (a)	105,000	117,690
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	949,317
4.55%, 01/29/2034	1,000,000	973,489
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	98,264
Quanta Services, Inc.
4.75%, 08/09/2027	65,000	64,908

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Quanta Services, Inc. (continued)
2.90%, 10/01/2030	$109,000	$97,264
2.35%, 01/15/2032	115,000	95,145
5.25%, 08/09/2034	65,000	63,492
Roche Holdings, Inc.
2.13%, 03/10/2025 (a)	803,000	799,252
5.49%, 11/13/2030 (a)	231,000	238,089
4.91%, 03/08/2031 (a)	200,000	199,537
5.59%, 11/13/2033 (a)	980,000	1,012,912
4.59%, 09/09/2034 (a)	410,000	393,012
S&P Global, Inc., 2.70%, 03/01/2029	145,000	133,482
Stryker Corp., 4.63%, 09/11/2034	142,000	135,476
Sutter Health
5.16%, 08/15/2033	409,000	405,928
4.09%, 08/15/2048	125,000	100,588
Sysco Corp.
5.75%, 01/17/2029	1,000,000	1,029,527
5.95%, 04/01/2030	43,000	44,788
4.50%, 04/01/2046	183,000	151,784
4.45%, 03/15/2048	171,000	139,610
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	185,761
The Campbell's Co., 5.20%, 03/21/2029	1,100,000	1,110,813
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	86,000	86,727
Trustees of Boston College, 3.13%, 07/01/2052	169,000	114,484
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	519,647
2.52%, 07/01/2050	90,000	55,958
Unilever Capital Corp.
4.88%, 09/08/2028	1,000,000	1,008,001
2.13%, 09/06/2029	840,000	747,710
4.63%, 08/12/2034	1,950,000	1,877,284
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	43,722
3.88%, 02/15/2031	62,000	55,387
3.75%, 01/15/2032	50,000	43,791
UnitedHealth Group, Inc.
1.25%, 01/15/2026	259,000	250,553
4.80%, 01/15/2030	111,000	110,435
5.00%, 04/15/2034	470,000	458,649
5.15%, 07/15/2034	82,000	80,906
4.75%, 05/15/2052	688,000	589,477
4.95%, 05/15/2062	60,000	51,703
University of Chicago (The), 2.76%, 04/01/2045	100,000	75,909
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	117,877
Viatris, Inc.
3.85%, 06/22/2040	94,000	70,489
4.00%, 06/22/2050	193,000	131,495
Wyeth LLC, 5.95%, 04/01/2037	75,000	78,296
Zoetis, Inc.
2.00%, 05/15/2030	675,000	580,869

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Zoetis, Inc. (continued)
5.60%, 11/16/2032	$71,000	$73,200
Total Consumer, Non-cyclical		50,659,570

ENERGY - 2.0%
Apache Corp.
6.00%, 01/15/2037	77,000	76,200
5.35%, 07/01/2049	334,000	277,562
BP Capital Markets America, Inc.
3.54%, 04/06/2027	292,000	285,190
4.70%, 04/10/2029	1,000,000	994,411
4.89%, 09/11/2033	1,125,000	1,088,254
2.77%, 11/10/2050	1,000,000	599,845
Cheniere Energy Partners LP, 5.95%, 06/30/2033	500,000	511,845
Chevron Corp., 2.24%, 05/11/2030	241,000	212,259
Chevron USA, Inc., 4.20%, 10/15/2049	52,000	41,855
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	25,000	26,181
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (a)	510,000	461,071
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030 (a)	215,000	221,302
ConocoPhillips Co.
4.70%, 01/15/2030	398,000	393,613
5.05%, 09/15/2033	750,000	740,013
5.30%, 05/15/2053	950,000	878,850
5.50%, 01/15/2055	220,000	209,198
Continental Wind LLC, 6.00%, 02/28/2033 (a)	944,989	952,258
Coterra Energy, Inc., 5.90%, 02/15/2055	132,000	124,510
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	320,504
6.75%, 09/15/2037 (a)	550,000	590,888
Devon Energy Corp., 5.75%, 09/15/2054	75,000	68,040
Diamondback Energy, Inc.
3.50%, 12/01/2029	88,000	81,845
6.25%, 03/15/2033	1,395,000	1,450,125
4.40%, 03/24/2051	167,000	129,390
6.25%, 03/15/2053	166,000	165,598
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,000,000	1,000,412
4.95%, 05/15/2028	183,000	182,676
4.95%, 06/15/2028	115,000	114,797
6.55%, 12/01/2033	760,000	809,039
5.15%, 02/01/2043	135,000	118,961
5.30%, 04/15/2047	110,000	97,279
5.40%, 10/01/2047	246,000	221,013
5.00%, 05/15/2050	850,000	721,103
Enterprise Products Operating LLC
4.85%, 08/15/2042	200,000	180,548
3.70%, 01/31/2051	43,000	30,809
Expand Energy Corp., 4.75%, 02/01/2032	125,000	116,351
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031 (a)	355,000	290,441
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	192,000	182,763
Halliburton Co., 4.75%, 08/01/2043	118,000	102,804
Helmerich & Payne, Inc., 5.50%, 12/01/2034 (a)	102,000	96,846

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

ENERGY (continued)
HF Sinclair Corp., 5.00%, 02/01/2028	$93,000	$91,866
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030 (a)	75,000	70,485
6.25%, 04/15/2032 (a)	100,000	92,003
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	95,000	88,047
Kinder Morgan, Inc., 5.10%, 08/01/2029	90,000	89,988
MPLX LP
1.75%, 03/01/2026	1,655,000	1,597,871
5.50%, 02/15/2049	225,000	206,586
Murray Energy Corp., 12.00%, 04/15/2024 (a)(b)(m)	180,991	0
Northern Natural Gas Co., 5.63%, 02/01/2054 (a)	46,000	44,060
Northwest Pipeline LLC, 4.00%, 04/01/2027	1,655,000	1,624,200
Occidental Petroleum Corp.
5.20%, 08/01/2029	102,000	101,200
6.13%, 01/01/2031	136,000	139,158
6.45%, 09/15/2036	79,000	80,875
4.40%, 04/15/2046	179,000	132,759
6.05%, 10/01/2054	675,000	640,433
ONEOK Partners LP, 6.65%, 10/01/2036	116,000	123,226
ONEOK, Inc.
3.10%, 03/15/2030	610,000	553,084
4.95%, 07/13/2047	150,000	126,918
5.20%, 07/15/2048	300,000	264,198
4.50%, 03/15/2050	250,000	196,175
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	250,571
Phillips 66 Co., 5.25%, 06/15/2031	161,000	161,429
Pioneer Natural Resources Co., 5.10%, 03/29/2026	1,152,000	1,159,933
Plains All American Pipeline LP / PAA Finance Corp., 6.65%, 01/15/2037	112,000	117,370
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	65,000	66,015
SANCHEZ ENERGY CORP PERP SR GLBL NT, 6.13%, 01/15/2050 (b)(m)	100,000	0
SANCHEZ ENERGY CORP SR GLBL NT 21, 7.75%, 12/31/2050 (b)(m)	150,000	0
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	175,000	165,702
Targa Resources Corp.
6.50%, 03/30/2034	860,000	908,636
5.50%, 02/15/2035	150,000	147,573
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	86,000	86,270
Topaz Solar Farms LLC
4.88%, 09/30/2039 (a)	282,695	262,906
5.75%, 09/30/2039 (a)	885,041	862,570
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	170,002
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	345,033
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	25,000	22,968
6.25%, 01/15/2030 (a)	175,000	176,633
4.13%, 08/15/2031 (a)	25,000	22,388
Western Midstream Operating LP
4.05%, 02/01/2030	1,210,000	1,134,924
5.45%, 11/15/2034	137,000	132,330
5.30%, 03/01/2048	103,000	87,476
Williams Cos., Inc.
5.40%, 03/02/2026	1,000,000	1,006,743
5.75%, 06/24/2044	244,000	236,402

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

ENERGY (continued)
Williams Cos., Inc. (continued)
4.90%, 01/15/2045	$200,000	$174,665
Total Energy		29,128,320

FINANCIAL - 6.3%
Air Lease Corp., 6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	750,000	726,391
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	126,557
Allstate Corp., 5.05%, 06/24/2029	142,000	142,646
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	207,038
American Express Co.
6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	885,000	895,960
5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	294,000	295,696
American Tower Corp.
3.13%, 01/15/2027	105,000	101,584
5.20%, 02/15/2029	224,000	225,324
2.30%, 09/15/2031	146,000	121,389
Aon North America, Inc.
5.30%, 03/01/2031	178,000	178,728
5.75%, 03/01/2054	115,000	112,136
Arthur J Gallagher & Co.
4.85%, 12/15/2029	366,000	364,321
5.00%, 02/15/2032	1,000,000	986,975
5.75%, 03/02/2053	55,000	53,969
5.75%, 07/15/2054	43,000	42,265
Athene Global Funding
4.86%, 08/27/2026 (a)	131,000	130,861
1.73%, 10/02/2026 (a)	143,000	135,439
5.32%, 11/13/2031 (a)	203,000	199,627
Athene Holding Ltd., 3.45%, 05/15/2052	54,000	34,749
Bank of America Corp.
4.45%, 03/03/2026	1,525,000	1,518,679
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,339,437
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	629,000	603,064
3.97% to 02/07/2029 then 3 mo. Term SOFR + 1.47%, 02/07/2030	206,000	197,416
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	45,000	41,454
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,443,934
2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	530,000	447,199
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	203,000	192,914
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	738,741
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	94,000	91,492
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	251,000	245,408
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	402,000	356,090
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	81,000	68,951
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	107,000	80,075
Bank of New York Mellon Corp., 4.54% to 02/01/2028 then SOFR + 1.17%, 02/01/2029	172,000	170,698
BankUnited, Inc.
4.88%, 11/17/2025	179,000	178,627
5.13%, 06/11/2030	96,000	92,145
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,179,908
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,443,850
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	625,000	590,875
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	425,333

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	$1,225,000	$1,201,942
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	287,067
Chubb INA Holdings LLC, 4.65%, 08/15/2029	196,000	195,303
Citibank NA
4.93%, 08/06/2026	259,000	260,030
4.88% to 11/19/2026 then SOFR + 0.71%, 11/19/2027	1,500,000	1,501,203
5.57%, 04/30/2034	254,000	256,972
Citigroup, Inc.
4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	55,000	54,654
2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	1,000,000	997,775
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026	167,000	166,195
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	787,477
4.45%, 09/29/2027	1,557,000	1,535,906
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	582,390
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	144,303
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031	64,000	55,780
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	253,921
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,615,000
5.88%, 02/22/2033	259,000	264,202
6.00%, 10/31/2033	226,000	232,569
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	73,000	74,368
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	180,000	171,418
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	56,000	39,218
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	140,000	140,488
2.64%, 09/30/2032	281,000	225,819
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	701,000	708,857
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	885,276
Crown Castle, Inc.
5.00%, 01/11/2028	101,000	100,910
5.60%, 06/01/2029	87,000	88,683
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (a)	970,000	944,504
Equitable Financial Life Global Funding, 1.30%, 07/12/2026 (a)	147,000	139,589
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	364,831
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	40,000	38,805
F&G Global Funding, 2.30%, 04/11/2027 (a)	171,000	160,266
First American Financial Corp., 5.45%, 09/30/2034	39,000	37,605
First Horizon Bank, 5.75%, 05/01/2030	250,000	248,783
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	141,000	139,200
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031 (a)	940,000	750,570
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	150,000	150,002
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	208,000	196,679
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	889,655
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,204,000	1,171,507
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	65,000	63,637
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	656,136
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	133,000	110,842
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	99,000	100,871
6.75%, 10/01/2037	393,000	420,730
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	146,000	106,393

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (a)	$56,000	$54,018
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	2,000,000	1,947,678
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 06/15/2027 (a)	500,000	520,960
3.75%, 09/15/2030 (a)	1,000,000	881,179
HNA 2015 LLC, 2.37%, 09/18/2027	154,344	147,906
Host Hotels & Resorts LP, 3.50%, 09/15/2030	55,000	49,810
Huntington Bancshares, Inc./OH, 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	149,697
Intercontinental Exchange, Inc., 4.95%, 06/15/2052	152,000	136,853
JPMorgan Chase & Co.
4.60% to 02/01/2025 then 3 mo. Term SOFR + 3.13%, Perpetual	1,140,000	1,134,911
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026	391,000	388,741
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	293,637
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,906,848
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	170,000	165,183
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	105,000	104,071
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,202,235
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	340,000	308,944
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,305,298
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	1,991,351
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,026,835
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	347,415
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	658,000	555,034
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	81,000	79,195
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	40,000	42,276
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	500,000	511,455
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	637,000	430,354
KeyBank NA/Cleveland OH
3.40%, 05/20/2026	255,000	249,199
4.90%, 08/08/2032	250,000	236,915
KeyCorp, 6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	192,550
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	912,759
4.60%, 02/01/2033	135,000	128,509
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	700,000	685,582
3.95%, 10/15/2050 (a)	120,000	87,306
3.95%, 05/15/2060 (a)	85,000	57,016
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	968,736
LPL Holdings, Inc., 4.38%, 05/15/2031 (a)	325,000	299,777
Lseg US Fin Corp., 5.30%, 03/28/2034 (a)	590,000	587,467
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	1,500,000	1,537,658
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	104,000	103,919
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	845,633
4.35%, 01/15/2032	138,000	133,368
Morgan Stanley
3.95%, 04/23/2027	950,000	931,007
3.59%, 07/22/2028 (e)	390,000	376,079
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,113,839
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	300,000	300,428
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	428,234
See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
Morgan Stanley (continued)
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	$47,000	$45,993
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	51,000	47,370
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	173,883
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,099,082
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	79,000	77,705
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	134,000	108,987
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	186,000	180,713
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	215,000	215,705
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	146,000	107,942
5.52% to 11/19/2054 then SOFR + 1.71%, 11/19/2055	98,000	94,444
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	1,125,000	1,140,665
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,291,370
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	126,462
3.50%, 03/15/2031	200,000	126,021
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	832,845
National Health Investors, Inc., 3.00%, 02/01/2031	111,000	95,355
New York Life Global Funding
4.85%, 01/09/2028 (a)	72,000	72,211
4.55%, 01/28/2033 (a)	1,000,000	955,890
Northwestern Mutual Global Funding, 4.35%, 09/15/2027 (a)	99,000	98,204
OFS Capital Corp., 4.75%, 02/10/2026	1,300,000	1,264,885
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	92,154
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	916,205
Private Export Funding Corp.
4.30%, 12/15/2028	1,000,000	987,552
4.60%, 02/15/2034	1,000,000	980,742
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (c)	78,000	77,424
Realty Income Corp., 3.25%, 01/15/2031	285,000	257,332
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	112,000	113,549
5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	117,000	114,250
7.38%, 12/10/2037	160,000	179,201
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	478,749
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 mo. AMERIBOR + 3.89%, 10/15/2030	150,000	87,000
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	1,000,000	1,025,804
6.00%, 04/15/2030 (a)	1,445,000	1,418,306
Sun Communities Operating LP
2.30%, 11/01/2028	750,000	676,119
5.70%, 01/15/2033	285,000	283,860
Synchrony Financial
4.50%, 07/23/2025	144,000	143,422
5.15%, 03/19/2029	116,000	114,258
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050 (a)	210,000	139,928
Thirax 2 LLC, 2.32%, 01/22/2034	794,651	702,451
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	320,789
Unum Group, 6.00%, 06/15/2054	130,000	128,473
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	157,940

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

FINANCIAL (continued)
USAA Capital Corp.
3.38%, 05/01/2025 (a)	$150,000	$149,439
2.13%, 05/01/2030 (a)	2,500,000	2,164,590
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (a)	1,100,000	1,109,459
Visa, Inc., 1.90%, 04/15/2027	1,000,000	945,587
Voya Financial, Inc., 5.00%, 09/20/2034	55,000	52,070
W R Berkley Corp., 4.00%, 05/12/2050	160,000	121,176
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026	1,000,000	998,003
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	1,361,000	1,383,387
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,177,742
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	48,000	43,297
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	772,000	680,813
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	430,160
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	403,931
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	48,000	47,796
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	632,430
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	831,000	604,600
5.61%, 01/15/2044	93,000	88,988
Weyerhaeuser Co.
4.75%, 05/15/2026	147,000	147,010
4.00%, 03/09/2052	73,000	55,029
Willis North America, Inc.
4.65%, 06/15/2027	200,000	199,522
5.90%, 03/05/2054	152,000	149,694
Zions Bancorp NA, 3.25%, 10/29/2029	271,000	241,495
Total Financial		93,281,599

INDUSTRIAL - 1.4%
AECOM, 5.13%, 03/15/2027	100,000	99,040
AGCO Corp., 5.45%, 03/21/2027	225,000	227,133
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	123,000	124,039
5.60%, 05/29/2034	58,000	58,292
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	71,000	61,013
Amphenol Corp.
5.05%, 04/05/2029	86,000	86,511
5.25%, 04/05/2034	51,000	51,152
5.38%, 11/15/2054	56,000	53,234
Amsted Industries, Inc., 5.63%, 07/01/2027 (a)	200,000	198,074
Ball Corp.
6.00%, 06/15/2029	275,000	276,993
3.13%, 09/15/2031	100,000	84,875
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	974,690
Boeing Co.
2.20%, 02/04/2026	1,150,000	1,115,259
6.26%, 05/01/2027	78,000	79,855
5.15%, 05/01/2030	107,000	105,500
3.60%, 05/01/2034	54,000	45,186
5.71%, 05/01/2040	1,305,000	1,241,550
3.38%, 06/15/2046	87,000	56,007
3.63%, 03/01/2048	565,000	375,991

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

INDUSTRIAL (continued)
Boeing Co. (continued)
3.75%, 02/01/2050	$99,000	$67,522
5.81%, 05/01/2050	63,000	58,600
5.93%, 05/01/2060	551,000	509,845
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	31,000	26,951
4.15%, 12/15/2048	132,000	105,808
4.45%, 01/15/2053	80,000	67,012
Carlisle Cos., Inc., 2.20%, 03/01/2032	382,000	311,745
Carrier Global Corp., 3.38%, 04/05/2040	199,000	153,681
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	123,000	123,345
1.70%, 01/08/2027	103,000	97,495
5.00%, 05/14/2027	48,000	48,489
4.38%, 08/16/2029	57,000	56,132
4.70%, 11/15/2029	148,000	147,451
Flowserve Corp., 2.80%, 01/15/2032	245,000	208,331
GATX Corp., 3.25%, 09/15/2026	118,000	114,857
Honeywell International, Inc.
4.25%, 01/15/2029	107,000	105,533
4.95%, 09/01/2031	97,000	97,040
5.38%, 03/01/2041	2,000,000	1,975,541
5.25%, 03/01/2054	117,000	109,568
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	1,700,000	1,613,197
5.75%, 01/15/2035	45,000	44,878
John Deere Capital Corp.
4.95%, 07/14/2028	68,000	68,655
4.85%, 06/11/2029	153,000	153,563
4.70%, 06/10/2030	114,000	113,712
4.40%, 09/08/2031	138,000	133,897
5.10%, 04/11/2034	132,000	131,773
L3Harris Technologies, Inc.
5.25%, 06/01/2031	96,000	96,061
5.40%, 07/31/2033	100,000	99,821
Lennox International, Inc., 5.50%, 09/15/2028	143,000	145,441
Lockheed Martin Corp., 4.70%, 12/15/2031	112,000	110,231
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	88,000	74,844
5.50%, 12/01/2054	121,000	114,137
MasTec, Inc., 5.90%, 06/15/2029	89,000	90,593
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	255,190
Owens Corning
5.50%, 06/15/2027	445,000	452,670
3.50%, 02/15/2030	125,000	116,072
Packaging Corp. of America, 5.70%, 12/01/2033	141,000	143,918
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026 (a)	1,450,000	1,410,860
6.05%, 08/01/2028 (a)	124,000	127,647
5.35%, 03/30/2029 (a)	64,000	64,450
6.20%, 06/15/2030 (a)	91,000	95,490
Republic Services, Inc., 5.00%, 11/15/2029	118,000	118,636

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

INDUSTRIAL (continued)
RTX Corp.
6.10%, 03/15/2034	$1,200,000	$1,263,594
4.88%, 10/15/2040	2,281,000	2,100,972
5.38%, 02/27/2053	131,000	124,390
Ryder System, Inc., 5.50%, 06/01/2029	105,000	106,884
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (a)	25,000	25,083
Sonoco Products Co.
4.60%, 09/01/2029	192,000	186,975
5.00%, 09/01/2034	94,000	89,136
Standard Industries, Inc./NY
4.75%, 01/15/2028 (a)	125,000	119,625
4.38%, 07/15/2030 (a)	175,000	160,337
Stanley Black & Decker, Inc., 4.00% to 03/15/2025 then 5 yr. CMT Rate + 2.66%, 03/15/2060	342,000	336,922
Tote Shipholdings LLC, 3.40%, 10/16/2040	866,000	738,823
Trimble, Inc., 6.10%, 03/15/2033	69,000	71,649
Vontier Corp., 2.95%, 04/01/2031	207,000	177,766
Vulcan Materials Co., 5.70%, 12/01/2054	81,000	78,629
Waste Management, Inc., 4.95%, 07/03/2027	139,000	140,483
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	53,000	53,679
Total Industrial		21,250,023

TECHNOLOGY - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034	77,000	73,175
Adobe, Inc., 4.85%, 04/04/2027	61,000	61,426
Apple, Inc.
3.00%, 06/20/2027	1,000,000	969,779
1.40%, 08/05/2028	270,000	242,356
2.65%, 05/11/2050	205,000	127,358
2.70%, 08/05/2051	83,000	51,763
2.80%, 02/08/2061	10,000	5,923
Applied Materials, Inc., 4.80%, 06/15/2029	64,000	64,211
AppLovin Corp., 5.50%, 12/01/2034	80,000	79,404
Broadcom, Inc.
5.05%, 07/12/2029	556,000	558,113
2.45%, 02/15/2031 (a)	221,000	190,583
3.42%, 04/15/2033 (a)	809,000	708,143
3.14%, 11/15/2035 (a)	194,000	158,434
3.19%, 11/15/2036 (a)	480,000	386,659
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	781,639
Dell International LLC / EMC Corp.
4.35%, 02/01/2030	189,000	182,888
8.10%, 07/15/2036	119,000	141,053
3.38%, 12/15/2041	183,000	134,638
Fiserv, Inc.
5.15%, 08/12/2034	92,000	89,896
4.40%, 07/01/2049	184,000	150,222
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	222,000	213,815
4.45%, 09/25/2026	67,000	66,661
5.60%, 10/15/2054	118,000	111,073
Intel Corp.
4.15%, 08/05/2032	1,000,000	910,244

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

TECHNOLOGY (continued)
Intel Corp. (continued)
3.73%, 12/08/2047	$181,000	$119,369
5.70%, 02/10/2053	83,000	73,404
5.60%, 02/21/2054	80,000	70,155
Leidos, Inc., 4.38%, 05/15/2030	132,000	126,302
Oracle Corp.
2.30%, 03/25/2028	271,000	250,536
6.25%, 11/09/2032	2,120,000	2,246,715
4.30%, 07/08/2034	82,000	75,379
3.80%, 11/15/2037	328,000	273,828
4.00%, 11/15/2047	119,000	90,697
5.55%, 02/06/2053	38,000	35,902
Roper Technologies, Inc., 4.90%, 10/15/2034	139,000	133,685
Texas Instruments, Inc., 4.60%, 02/15/2028	100,000	100,185
Total Technology		10,055,613

UTILITIES - 4.3%
AEP Texas, Inc., 5.45%, 05/15/2029	290,000	293,732
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	339,462
AES Corp.
5.45%, 06/01/2028	102,000	102,552
2.45%, 01/15/2031	211,000	175,828
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	1,050,000	1,078,471
Alabama Power Co., 3.75%, 03/01/2045	170,000	130,157
Ameren Corp., 5.70%, 12/01/2026	63,000	64,027
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	225,000	216,822
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	665,276
3.75%, 05/15/2046	500,000	369,121
Avangrid, Inc.
3.20%, 04/15/2025	300,000	298,480
3.80%, 06/01/2029	1,000,000	947,669
Brooklyn Union Gas Co., 6.42%, 07/18/2054 (a)	72,000	74,626
Calpine Corp., 3.75%, 03/01/2031 (a)	325,000	290,482
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,880,000	1,780,792
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	308,791
2.75%, 09/01/2051	1,000,000	588,913
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	994,918
4.00%, 04/01/2048	105,000	82,338
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	61,000	52,099
4.50%, 12/01/2045	84,000	71,190
4.13%, 05/15/2049	103,000	80,988
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	990,726
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	211,560
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	2,625,000	2,771,958
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	915,605
3.95%, 03/01/2049	2,461,000	1,918,404

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

UTILITIES (continued)
DTE Energy Co., 4.88%, 06/01/2028	$149,000	$148,478
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,000,000	2,599,166
2.85%, 03/15/2032	1,000,000	864,513
3.55%, 03/15/2052	56,000	39,444
5.40%, 01/15/2054	42,000	40,228
Duke Energy Corp., 5.80%, 06/15/2054	83,000	80,850
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	532,638
2.50%, 12/01/2029	1,000,000	898,436
4.20%, 07/15/2048	50,000	40,022
3.00%, 12/15/2051	1,000,000	622,951
5.95%, 11/15/2052	56,000	56,889
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	561,711
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	40,000	39,147
Duke Energy Progress LLC, 4.00%, 04/01/2052	88,000	67,252
Edison International, 5.25%, 03/15/2032	146,000	144,429
Emera US Finance LP
3.55%, 06/15/2026	225,000	220,373
4.75%, 06/15/2046	126,000	104,336
Entergy Texas, Inc., 4.50%, 03/30/2039	453,000	401,795
FirstEnergy Corp., 4.85%, 07/15/2047	106,000	90,411
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	174,000	174,828
Florida Power & Light Co.
5.15%, 06/15/2029	141,000	142,769
2.88%, 12/04/2051	570,000	356,266
Georgia Power Co., 3.25%, 03/15/2051	194,000	130,768
Indiana Michigan Power Co., 5.63%, 04/01/2053	47,000	45,794
Interstate Power and Light Co., 3.50%, 09/30/2049	102,000	71,402
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	450,000	450,649
Jersey Central Power & Light Co., 2.75%, 03/01/2032 (a)	68,000	57,752
Kentucky Power Co., 7.00%, 11/15/2033 (a)	208,000	220,397
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	131,000	132,846
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (a)	91,000	76,321
MidAmerican Energy Co.
3.10%, 05/01/2027	624,000	603,711
5.35%, 01/15/2034	875,000	885,504
5.85%, 09/15/2054	975,000	990,899
5.30%, 02/01/2055	1,050,000	991,870
Narragansett Electric Co., 5.35%, 05/01/2034 (a)	92,000	91,722
National Fuel Gas Co., 5.50%, 01/15/2026	475,000	476,844
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	155,000	152,912
1.35%, 03/15/2031	1,500,000	1,204,268
4.15%, 12/15/2032	1,000,000	933,028
New York State Electric & Gas Corp.
5.65%, 08/15/2028 (a)	1,000,000	1,023,026
2.15%, 10/01/2031 (a)	2,000,000	1,630,084
5.85%, 08/15/2033 (a)	132,000	134,943
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	190,000	190,336
4.90%, 03/15/2029	1,000,000	996,857

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

UTILITIES (continued)
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	$1,016,000	$1,039,212
NiSource, Inc., 5.20%, 07/01/2029	505,000	508,845
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	670,318
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	604,492
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	266,309
Ohio Edison Co., 5.50%, 01/15/2033 (a)	930,000	929,571
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	112,000	104,728
Pacific Gas and Electric Co.
4.95%, 06/08/2025	61,000	61,020
4.30%, 03/15/2045	260,000	207,471
3.95%, 12/01/2047	107,000	79,889
4.95%, 07/01/2050	320,000	277,692
6.70%, 04/01/2053	1,000,000	1,082,297
PacifiCorp, 4.13%, 01/15/2049	935,000	725,413
PG&E Recovery Funding LLC
4.84%, 06/01/2033	1,000,000	992,185
5.53%, 06/01/2049	2,000,000	1,984,639
PPL Capital Funding, Inc., 5.25%, 09/01/2034	50,000	49,209
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	925,165
4.15%, 06/15/2048	85,000	68,642
Public Service Co. of Colorado
3.70%, 06/15/2028	588,000	567,442
5.35%, 05/15/2034	835,000	836,024
4.10%, 06/15/2048	2,258,000	1,761,310
2.70%, 01/15/2051	304,000	179,753
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,146,000	947,978
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	256,077
5.13%, 03/15/2053	800,000	745,093
Puget Sound Energy, Inc., 5.69%, 06/15/2054	81,000	79,372
RWE Finance US LLC
5.88%, 04/16/2034 (a)	700,000	702,141
6.25%, 04/16/2054 (a)	1,195,000	1,180,237
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,004,378
2.95%, 08/15/2051	1,375,000	883,957
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,308,103
Southern California Edison Co.
4.88%, 02/01/2027	658,000	660,033
5.85%, 11/01/2027	779,000	801,088
2.75%, 02/01/2032	1,000,000	853,989
5.20%, 06/01/2034	575,000	568,887
4.13%, 03/01/2048	110,000	85,590
3.65%, 06/01/2051	1,000,000	707,431
Southern California Gas Co.
4.30%, 01/15/2049	75,000	60,852
5.60%, 04/01/2054	52,000	50,822
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	261,055
Union Electric Co.
2.63%, 03/15/2051	1,000,000	590,129
3.90%, 04/01/2052	88,000	67,391

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. CORPORATE BONDS (continued)

UTILITIES (continued)
Virginia Electric and Power Co., 5.55%, 08/15/2054	$40,000	$38,663
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	2,000,000	2,011,405
Vistra Operations Co. LLC
5.63%, 02/15/2027 (a)	375,000	373,498
5.00%, 07/31/2027 (a)	100,000	98,119
Wisconsin Public Service Corp., 2.85%, 12/01/2051	510,000	314,888
Total Utilities		64,106,654

TOTAL U.S. CORPORATE BONDS (Cost $317,628,648)		303,430,582

U.S. GOVERNMENT AGENCIES - 18.4%
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	75,531	71,356
Pool C04420, 3.00%, 01/01/2043	386,686	341,622
Pool C09044, 3.50%, 07/01/2043	111,884	101,841
Pool C91967, 3.00%, 12/01/2037	185,831	169,714
Pool G06784, 3.50%, 10/01/2041	48,443	44,259
Pool G07025, 5.00%, 02/01/2042	96,020	95,806
Pool G07028, 4.00%, 06/01/2042	139,182	131,263
Pool G08654, 3.50%, 07/01/2045	100,363	90,234
Pool G08658, 3.00%, 08/01/2045	170,239	148,654
Pool G08721, 3.00%, 09/01/2046	1,011,098	878,261
Pool G08741, 3.00%, 01/01/2047	585,312	508,413
Pool G08760, 3.00%, 04/01/2047	213,644	185,529
Pool G08768, 4.50%, 06/01/2047	170,375	163,380
Pool G08772, 4.50%, 07/01/2047	39,310	37,481
Pool G16015, 3.00%, 01/01/2032	103,752	99,502
Pool G16177, 2.00%, 01/01/2032	70,096	65,307
Pool G61713, 3.50%, 01/01/2045	157,205	143,044
Pool G67715, 4.50%, 08/01/2048	98,799	94,981
Pool Q12052, 3.50%, 10/01/2042	247,994	226,260
Pool Q49494, 4.50%, 07/01/2047	41,452	39,740
Pool Q52081, 3.50%, 11/01/2047	122,466	110,063
Pool QA7234, 3.00%, 02/01/2050	300,392	258,789
Pool QC0039, 2.50%, 03/01/2051	246,813	202,556
Pool QC9556, 2.50%, 10/01/2051	277,754	229,563
Pool QD1349, 3.50%, 11/01/2051	407,989	365,506
Pool QE0375, 4.00%, 04/01/2052	363,542	336,474
Pool QE5182, 4.50%, 06/01/2052	316,189	297,898
Pool QE5382, 4.50%, 07/01/2052	319,763	301,276
Pool RA7211, 4.00%, 04/01/2052	481,254	440,965
Pool RA9629, 5.50%, 08/01/2053	1,243,888	1,232,645
Pool SB8062, 2.50%, 09/01/2035	380,349	348,310
Pool SB8088, 1.50%, 02/01/2036	253,699	218,875
Pool SB8106, 1.50%, 06/01/2036	286,261	246,420
Pool SB8189, 4.00%, 11/01/2037	1,204,420	1,157,926
Pool SD1059, 3.50%, 06/01/2052	1,349,345	1,197,712
Pool SD1844, 3.00%, 06/01/2052	695,410	595,002
Pool SD1937, 3.00%, 03/01/2052	323,686	275,430
Pool SD7551, 3.00%, 01/01/2052	1,174,976	1,014,278
Pool SD8016, 3.00%, 10/01/2049	53,301	45,996
Pool SD8090, 2.00%, 09/01/2050	2,142,769	1,683,694

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool SD8104, 1.50%, 11/01/2050	$381,804	$283,209
Pool SD8128, 2.00%, 02/01/2051	3,136,628	2,450,364
Pool SD8135, 2.50%, 03/01/2051	8,762,353	7,181,984
Pool SD8141, 2.50%, 04/01/2051	4,783,473	3,926,621
Pool SD8142, 3.00%, 04/01/2051	2,478,270	2,132,328
Pool SD8178, 2.50%, 11/01/2051	1,473,536	1,202,337
Pool SD8184, 3.00%, 12/01/2051	472,127	402,480
Pool SD8189, 2.50%, 01/01/2052	636,252	521,083
Pool SD8195, 3.00%, 02/01/2052	235,398	200,524
Pool SD8213, 3.00%, 05/01/2052	1,787,081	1,519,865
Pool SD8214, 3.50%, 05/01/2052	3,002,026	2,660,242
Pool SD8231, 4.50%, 07/01/2052	521,131	490,557
Pool SD8233, 5.00%, 07/01/2052	1,728,616	1,673,972
Pool SD8244, 4.00%, 09/01/2052	969,180	887,769
Pool SD8246, 5.00%, 09/01/2052	2,562,264	2,481,068
Pool SD8265, 4.00%, 11/01/2052	6,264,858	5,737,966
Pool SD8286, 4.00%, 01/01/2053	5,234,113	4,790,249
Pool SD8300, 5.50%, 02/01/2053	794,419	785,701
Pool SD8349, 5.50%, 08/01/2053	3,993,956	3,946,994
Pool U90490, 4.00%, 06/01/2042	2,882	2,716
Pool U99175, 4.50%, 06/01/2047	19,016	18,295
Pool V83956, 4.50%, 02/01/2048	90,710	86,699
Pool ZK5708, 2.50%, 06/01/2028	26,302	25,522
Pool ZM2486, 3.50%, 01/01/2047	125,947	111,793
Pool ZT0536, 3.50%, 03/01/2048	521,644	468,400
Federal National Mortgage Association
0.63%, 04/22/2025	1,000,000	989,067
0.88%, 08/05/2030	1,265,000	1,044,522
0.00%, 03/17/2031 (d)	260,000	194,521
Pool 310210, 4.00%, 05/01/2044	2,045,505	1,927,184
Pool AB2459, 4.00%, 03/01/2041	185,546	175,060
Pool AB6832, 3.50%, 11/01/2042	192,784	175,493
Pool AE0481, 5.00%, 09/01/2040	71,831	71,575
Pool AE1761, 4.00%, 09/01/2040	106,957	100,916
Pool AE3049, 4.50%, 09/01/2040	104,045	100,872
Pool AH3384, 3.50%, 01/01/2041	145,003	132,314
Pool AL0028, 5.00%, 02/01/2041	61,197	60,979
Pool AL0054, 4.50%, 02/01/2041	200,265	194,152
Pool AL7343, 5.50%, 02/01/2042	32,854	32,999
Pool AL8858, 4.00%, 07/01/2046	185,134	171,936
Pool AL9072, 5.00%, 07/01/2044	152,283	151,409
Pool AO7352, 3.50%, 08/01/2042	121,048	110,292
Pool AS0212, 3.50%, 08/01/2043	81,404	73,964
Pool AS4952, 3.00%, 05/01/2030	73,137	70,554
Pool AS6311, 3.50%, 12/01/2045	134,850	121,032
Pool AS7051, 2.50%, 04/01/2031	217,014	205,523
Pool AS7568, 4.50%, 07/01/2046	74,422	71,461
Pool AS7660, 2.50%, 08/01/2046	395,043	329,988
Pool AS7742, 3.50%, 08/01/2046	146,000	131,633
Pool AS7847, 3.00%, 09/01/2046	96,364	83,629
Pool AS7877, 2.50%, 09/01/2046	35,417	29,581
Pool AS8073, 2.50%, 10/01/2046	106,644	88,685
Pool AS8299, 3.00%, 11/01/2046	147,718	128,930

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool AS8583, 3.50%, 01/01/2047	$82,224	$73,797
Pool AS8960, 4.00%, 03/01/2047	100,574	92,977
Pool AT2725, 3.00%, 05/01/2043	291,266	256,992
Pool AX7677, 3.50%, 01/01/2045	8,831	7,990
Pool BA3907, 3.50%, 12/01/2045	188,674	169,655
Pool BC0769, 4.00%, 12/01/2045	220,149	204,430
Pool BC9096, 3.50%, 12/01/2046	71,666	64,523
Pool BM1278, 3.00%, 05/01/2032	255,882	243,764
Pool BM3148, 4.50%, 11/01/2047	33,611	32,200
Pool BM3881, 4.50%, 05/01/2048	69,498	66,407
Pool BM3904, 5.00%, 05/01/2048	36,060	35,531
Pool BM4012, 4.50%, 05/01/2048	47,024	44,918
Pool BM4716, 3.50%, 12/01/2030	19,903	19,403
Pool BM5261, 4.00%, 01/01/2048	166,235	154,157
Pool BM5654, 3.50%, 06/01/2048	123,859	111,164
Pool BM5839, 3.50%, 11/01/2047	4,099	3,720
Pool BM6038, 4.00%, 01/01/2045	8,445	7,915
Pool BP2403, 3.50%, 04/01/2050	1,034,845	926,844
Pool BP6496, 2.00%, 07/01/2035	1,914,414	1,703,099
Pool BP6618, 2.50%, 08/01/2050	531,363	438,157
Pool BT0267, 3.00%, 09/01/2051	277,643	239,907
Pool BU8763, 3.00%, 04/01/2052	436,208	371,598
Pool BV2540, 4.50%, 06/01/2052	150,050	141,425
Pool BW3382, 4.50%, 07/01/2052	138,254	130,274
Pool CA0549, 4.00%, 10/01/2047	55,193	51,200
Pool CA1020, 4.50%, 01/01/2048	97,927	93,604
Pool CA1210, 4.50%, 02/01/2048	15,867	15,167
Pool CA5083, 3.50%, 01/01/2035	81,427	77,534
Pool CA6414, 3.00%, 07/01/2050	3,381,789	2,926,867
Pool CB1301, 2.50%, 08/01/2051	262,195	215,914
Pool CB2095, 3.00%, 11/01/2051	4,071,288	3,474,253
Pool CB2243, 2.50%, 11/01/2036	510,385	465,487
Pool CB2795, 3.00%, 02/01/2052	395,723	338,213
Pool CB3599, 3.50%, 05/01/2052	278,204	246,574
Pool CB3715, 3.50%, 06/01/2037	738,974	701,273
Pool CB3905, 3.50%, 06/01/2052	470,251	416,823
Pool FM1001, 3.50%, 11/01/2048	167,132	150,000
Pool FM1361, 3.50%, 12/01/2046	80,245	73,121
Pool FM2309, 3.50%, 03/01/2049	146,139	131,160
Pool FM3664, 4.00%, 03/01/2049	1,032,871	957,555
Pool FM4216, 3.50%, 06/01/2049	60,331	54,147
Pool FM4962, 3.00%, 02/01/2047	883,761	779,837
Pool FM6272, 2.50%, 02/01/2051	183,295	152,421
Pool FM6687, 2.50%, 04/01/2051	303,037	251,393
Pool FM8325, 2.50%, 07/01/2035	670,638	629,878
Pool FS0548, 2.50%, 02/01/2052	2,068,670	1,698,034
Pool FS0759, 3.50%, 02/01/2052	781,239	698,741
Pool FS1228, 3.00%, 03/01/2052	408,205	349,119
Pool FS1533, 3.00%, 04/01/2052	280,065	240,439
Pool FS1535, 3.00%, 04/01/2052	93,385	79,867
Pool FS5179, 5.00%, 06/01/2053	460,985	448,171
Pool FS5848, 2.50%, 12/01/2051	1,245,470	1,026,983
Pool FS8254, 2.00%, 08/01/2042	5,279,501	4,378,457

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool MA1178, 4.00%, 09/01/2042	$20,961	$19,725
Pool MA1221, 4.50%, 09/01/2042	1,782	1,712
Pool MA1439, 2.50%, 05/01/2043	181,619	154,450
Pool MA1711, 4.50%, 12/01/2043	10,602	10,187
Pool MA2806, 3.00%, 11/01/2046	176,556	152,824
Pool MA2863, 3.00%, 01/01/2047	177,053	153,587
Pool MA2959, 3.50%, 04/01/2047	244,185	219,161
Pool MA3076, 2.50%, 07/01/2032	177,623	166,692
Pool MA3114, 2.50%, 08/01/2032	197,151	185,433
Pool MA3120, 3.50%, 09/01/2047	110,886	99,522
Pool MA3121, 4.00%, 09/01/2047	128,237	118,919
Pool MA3124, 2.50%, 09/01/2032	188,794	177,457
Pool MA3182, 3.50%, 11/01/2047	34,432	30,903
Pool MA3211, 4.00%, 12/01/2047	80,052	74,433
Pool MA3307, 4.50%, 03/01/2048	57,377	54,826
Pool MA3333, 4.00%, 04/01/2048	58,351	54,111
Pool MA3383, 3.50%, 06/01/2048	123,287	110,648
Pool MA3871, 3.00%, 12/01/2049	284,216	244,245
Pool MA3937, 3.00%, 02/01/2050	712,748	614,255
Pool MA4017, 3.00%, 05/01/2040	175,658	158,586
Pool MA4027, 3.50%, 05/01/2040	60,162	55,676
Pool MA4099, 2.50%, 08/01/2035	484,278	442,583
Pool MA4119, 2.00%, 09/01/2050	2,706,256	2,121,592
Pool MA4156, 2.50%, 10/01/2035	1,204,983	1,094,580
Pool MA4157, 1.50%, 10/01/2050	352,856	261,305
Pool MA4159, 2.50%, 10/01/2050	272,641	223,467
Pool MA4182, 2.00%, 11/01/2050	346,787	272,454
Pool MA4204, 2.00%, 12/01/2040	426,300	356,638
Pool MA4209, 1.50%, 12/01/2050	1,616,685	1,197,647
Pool MA4236, 1.50%, 01/01/2051	461,249	341,156
Pool MA4237, 2.00%, 01/01/2051	357,863	279,382
Pool MA4255, 2.00%, 02/01/2051	391,061	306,871
Pool MA4268, 2.00%, 02/01/2041	355,360	296,830
Pool MA4302, 1.50%, 04/01/2036	485,488	418,843
Pool MA4306, 2.50%, 04/01/2051	1,373,301	1,129,262
Pool MA4325, 2.00%, 05/01/2051	5,695,126	4,465,505
Pool MA4328, 1.50%, 05/01/2036	254,978	219,343
Pool MA4329, 2.00%, 05/01/2036	401,819	356,222
Pool MA4333, 2.00%, 05/01/2041	720,051	601,300
Pool MA4355, 2.00%, 06/01/2051	4,031,251	3,159,593
Pool MA4359, 1.50%, 06/01/2036	560,264	483,008
Pool MA4377, 1.50%, 07/01/2051	552,406	408,868
Pool MA4378, 2.00%, 07/01/2051	588,192	460,915
Pool MA4382, 1.50%, 07/01/2036	973,560	835,084
Pool MA4473, 1.50%, 11/01/2041	4,759,879	3,817,407
Pool MA4497, 2.00%, 12/01/2036	380,958	337,006
Pool MA4565, 3.50%, 03/01/2052	1,279,741	1,136,576
Pool MA4579, 3.00%, 04/01/2052	1,431,340	1,218,310
Pool MA4580, 3.50%, 04/01/2052	598,947	530,864
Pool MA4600, 3.50%, 05/01/2052	482,506	427,634
Pool MA4624, 3.00%, 06/01/2052	415,699	353,664
Pool MA4626, 4.00%, 06/01/2052	5,632,891	5,160,597
Pool MA4644, 4.00%, 05/01/2052	1,384,226	1,268,580

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool MA4655, 4.00%, 07/01/2052	$1,075,731	$984,894
Pool MA4684, 4.50%, 06/01/2052	3,500,519	3,297,917
Pool MA4700, 4.00%, 08/01/2052	3,701,563	3,390,636
Pool MA4701, 4.50%, 08/01/2052	3,830,343	3,609,918
Pool MA4709, 5.00%, 07/01/2052	700,403	677,569
Pool MA4732, 4.00%, 09/01/2052	7,199,610	6,594,842
Pool MA4733, 4.50%, 09/01/2052	10,262,455	9,671,878
Pool MA4737, 5.00%, 08/01/2052	1,044,365	1,011,351
Pool MA4761, 5.00%, 09/01/2052	172,424	166,960
Pool MA4783, 4.00%, 10/01/2052	7,308,597	6,693,922
Pool MA4784, 4.50%, 10/01/2052	631,110	594,814
Pool MA4785, 5.00%, 10/01/2052	4,487,788	4,345,226
Pool MA4804, 4.00%, 11/01/2052	664,419	608,506
Pool MA4805, 4.50%, 11/01/2052	6,082,825	5,733,431
Pool MA4807, 5.50%, 11/01/2052	2,707,941	2,686,546
Pool MA4842, 5.50%, 12/01/2052	1,979,209	1,958,381
Pool MA4918, 5.00%, 02/01/2053	1,718,038	1,663,062
Pool MA4919, 5.50%, 02/01/2053	883,215	872,457
Pool MA4942, 6.00%, 03/01/2053	599,168	602,123
Pool MA4978, 5.00%, 04/01/2053	2,946,844	2,845,258
Pool MA5011, 6.00%, 05/01/2053	1,646,196	1,656,839
Pool MA5026, 3.50%, 04/01/2053	4,597,808	4,069,214
Pool MA5039, 5.50%, 06/01/2053	2,371,573	2,342,627
Pool MA5106, 5.00%, 08/01/2053	1,605,606	1,550,586
Pool MA5138, 5.50%, 09/01/2053	2,431,474	2,401,746
Pool MA5139, 6.00%, 09/01/2053	4,404,541	4,428,073
Pool MA5165, 5.50%, 10/01/2053	7,804,344	7,706,551
Pool MA5190, 5.50%, 11/01/2053	6,649,234	6,567,886
Pool MA5247, 6.00%, 01/01/2054	283,227	284,624
Pool MA5353, 5.50%, 05/01/2054	2,228,024	2,199,419
Pool MA5530, 5.00%, 11/01/2054	1,527,551	1,474,857
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	164,321	143,017
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	63,442	61,636
Pool 4853, 4.00%, 11/20/2040	61,181	57,977
Pool 5115, 4.50%, 07/20/2041	36,481	35,405
Pool 5304, 3.50%, 02/20/2042	125,421	115,112
Pool 785163, 3.50%, 10/20/2050	52,233	47,046
Pool 786483, 3.50%, 11/20/2052	3,307,202	2,917,799
Pool BX3679, 3.00%, 08/20/2050	229,193	198,605
Pool BX3680, 3.00%, 08/20/2050	295,324	255,547
Pool BX3681, 3.00%, 08/20/2050	199,592	172,587
Pool BY0325, 2.50%, 10/20/2050	1,245,191	1,029,956
Pool BY0330, 3.00%, 10/20/2050	89,406	77,274
Pool BY0331, 3.00%, 10/20/2050	232,114	201,371
Pool BY0338, 3.50%, 08/20/2050	131,394	118,347
Pool BY0339, 3.50%, 08/20/2050	143,413	129,639
Pool BY0340, 3.50%, 08/20/2050	125,514	112,818
Pool MA0220, 3.50%, 07/20/2042	182,541	167,057
Pool MA0534, 3.50%, 11/20/2042	82,982	75,832
Pool MA0624, 3.00%, 12/20/2042	153,229	136,132
Pool MA2964, 5.00%, 07/20/2045	88,451	88,145
Pool MA3034, 3.50%, 08/20/2045	32,213	29,238
See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Ginnie Mae II Pool (continued)
Pool MA3105, 3.50%, 09/20/2045	$32,114	$29,139
Pool MA3309, 3.00%, 12/20/2045	47,365	41,832
Pool MA3455, 4.00%, 02/20/2046	128,127	120,385
Pool MA3522, 4.00%, 03/20/2046	48,481	45,566
Pool MA3597, 3.50%, 04/20/2046	46,248	41,876
Pool MA3936, 3.00%, 09/20/2046	68,725	60,466
Pool MA4003, 3.00%, 10/20/2046	143,440	125,942
Pool MA4125, 2.50%, 12/20/2046	67,640	57,577
Pool MA4127, 3.50%, 12/20/2046	261,774	236,502
Pool MA4261, 3.00%, 02/20/2047	167,991	147,598
Pool MA4264, 4.50%, 02/20/2047	22,747	21,879
Pool MA4381, 3.00%, 04/20/2047	114,185	100,331
Pool MA4452, 4.00%, 05/20/2047	69,945	65,070
Pool MA4653, 4.00%, 08/20/2047	36,165	33,709
Pool MA4654, 4.50%, 08/20/2047	34,315	32,964
Pool MA4720, 4.00%, 09/20/2047	543,590	507,709
Pool MA4837, 3.50%, 11/20/2047	86,617	78,382
Pool MA4899, 3.00%, 12/20/2047	50,634	44,433
Pool MA4961, 3.00%, 01/20/2048	105,532	92,580
Pool MA4962, 3.50%, 01/20/2048	88,788	80,333
Pool MA4964, 4.50%, 01/20/2048	106,303	102,014
Pool MA5079, 4.50%, 03/20/2048	21,366	20,514
Pool MA5331, 4.50%, 07/20/2048	42,631	40,863
Pool MA5594, 3.50%, 11/20/2048	355,196	320,611
Pool MA5876, 4.00%, 04/20/2049	1,833,609	1,708,032
Pool MA5987, 4.50%, 06/20/2049	118,028	112,640
Pool MA6090, 3.50%, 08/20/2049	1,083,731	978,074
Pool MA6153, 3.00%, 09/20/2049	81,442	71,151
Pool MA6338, 3.00%, 12/20/2049	163,997	143,072
Pool MA6409, 3.00%, 01/20/2050	380,811	332,025
Pool MA6411, 4.00%, 01/20/2050	207,354	192,856
Pool MA6476, 4.00%, 02/20/2050	305,257	283,801
Pool MA6768, 4.00%, 07/20/2050	457,326	425,171
Pool MA6931, 2.50%, 10/20/2050	3,421,568	2,867,486
Pool MA7135, 2.00%, 01/20/2051	560,612	448,778
Pool MA7194, 3.00%, 02/20/2051	219,910	191,607
Pool MA7254, 2.00%, 03/20/2051	327,883	262,588
Pool MA7367, 2.50%, 05/20/2051	3,951,115	3,304,718
Pool MA7419, 3.00%, 06/20/2051	354,346	307,832
Pool MA7471, 2.00%, 07/20/2051	401,148	321,116
Pool MA7533, 2.00%, 08/20/2051	443,839	355,359
Pool MA7534, 2.50%, 08/20/2051	293,408	245,203
Pool MA7648, 2.00%, 10/20/2051	942,402	754,526
Pool MA7766, 2.00%, 12/20/2051	968,435	775,361
Pool MA7768, 3.00%, 12/20/2051	1,499,914	1,302,217
Pool MA7828, 3.00%, 01/20/2052	409,731	355,646
Pool MA7829, 3.50%, 01/20/2052	807,130	722,623
Pool MA7871, 2.50%, 02/20/2052	255,209	207,070
Pool MA7883, 3.50%, 02/20/2052	2,154,336	1,926,794
Pool MA7989, 3.50%, 04/20/2052	2,019,615	1,806,292
Pool MA8149, 3.50%, 07/20/2052	2,449,108	2,190,417
Pool MA8201, 4.50%, 08/20/2052	1,057,916	1,002,236
Pool MA8267, 4.00%, 09/20/2052	6,425,143	5,925,475

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Ginnie Mae II Pool (continued)
Pool MA8428, 5.00%, 11/20/2052	$575,670	$560,124
Pool MA8487, 3.50%, 12/20/2052	3,415,416	3,054,669
Pool MA8489, 4.50%, 12/20/2052	1,481,281	1,402,710
Pool MA8646, 4.50%, 02/20/2053	1,752,578	1,659,165
Pool MA8647, 5.00%, 02/20/2053	1,479,174	1,438,735
Pool MA9101, 3.00%, 08/20/2053	3,000,677	2,604,813
International Finance Corp., 4.38%, 01/15/2027	1,000,000	999,391
Tennessee Valley Authority
1.50%, 09/15/2031	105,000	85,892
0.00%, 07/15/2034 (d)	45,000	27,829
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	959,207
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	924,788
1.05%, 10/15/2029	609,861	555,186
TOTAL U.S. GOVERNMENT AGENCIES (Cost $287,484,466)		273,760,154

ASSET-BACKED SECURITIES - 13.0%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030 (a)	1,265,833	1,242,262
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053 (a)	500,000	511,391
Affirm, Inc.
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (a)	1,600,000	1,614,224
Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	1,200,000	1,201,735
Air Canada
Series 2013-1, 4.13%, 05/15/2025 (a)	1,188,406	1,182,588
Series 2015-1, 3.60%, 03/15/2027 (a)	574,251	558,743
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047 (a)	1,000,000	1,010,126
Series 2023-1A, Class A2, 6.00%, 08/17/2048 (a)	1,180,000	1,197,132
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	300,000	289,345
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	514,078
Anchorage Capital CLO Ltd., Series 2021-17A, Class A1, 6.09% (3 mo. Term SOFR + 1.43%), 07/15/2034 (a)	2,000,000	2,002,134
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066 (a)(e)	100,000	68,669
Apidos CLO, Series 2018-18A, Class A1R2, 5.70% (3 mo. Term SOFR + 1.33%), 01/22/2038 (a)	2,500,000	2,512,925
ArrowMark Colorado Holdings, Series 2021-13A, Class A1, 6.11% (3 mo. Term SOFR + 1.45%), 07/15/2034 (a)	1,000,000	1,000,897
Atlas Senior Loan Fund Ltd.
Series 2016-7A, Class A2R, 6.33% (3 mo. Term SOFR + 1.81%), 11/27/2031 (a)	1,500,000	1,500,824
Series 2018-10A, Class B, 6.42% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	2,250,000	2,255,119
Series 2018-11A, Class A1L, 5.98% (3 mo. Term SOFR + 1.36%), 07/26/2031 (a)	512,592	512,986
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(f)	581,319	554,548
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	800,000	762,682
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	900,000	848,160
Series 2022-1A, Class A, 3.83%, 08/21/2028 (a)	1,000,000	975,751
Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	400,000	402,069
Series 2023-3A, Class A, 5.44%, 02/22/2028 (a)	600,000	607,000
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)	2,000,000	2,031,400
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	500,000	506,935
Bain Capital Credit CLO, Series 2019-1A, Class AR2, 5.85% (3 mo. Term SOFR + 1.23%), 04/19/2034 (a)	3,250,000	3,250,936

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 6.08% (3 mo. Term SOFR + 1.46%), 07/20/2034 (a)	$1,000,000	$1,001,292
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035 (a)	1,690,000	1,696,117
Series 2023-B, Class B, 7.45%, 12/17/2036 (a)	540,000	554,809
Barrow Hanley Ltd., Series 2024-3A, Class A1, 6.24% (3 mo. Term SOFR + 1.62%), 04/20/2037 (a)	3,000,000	3,009,279
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053 (a)	1,300,000	1,301,487
BlueMountain CLO Ltd., Series 2021-31A, Class A1, 6.03% (3 mo. Term SOFR + 1.41%), 04/19/2034 (a)	3,000,000	3,003,267
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,630,000	1,625,763
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 06/15/2037 (a)	518,642	507,029
Series 2024-1A, Class B, 6.92%, 05/15/2039 (a)	1,299,503	1,314,110
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054 (a)	1,227,600	1,169,769
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 6.00% (3 mo. Term SOFR + 1.38%), 07/20/2034 (a)	1,500,000	1,502,124
CarMax Auto Owner Trust
Series 2021-1, Class C, 0.94%, 12/15/2026	400,000	396,734
Series 2021-2, Class C, 1.34%, 02/16/2027	200,000	197,265
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	184,919
Series 2021-4, Class C, 1.38%, 07/15/2027	200,000	193,347
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	290,221
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	96,764
CBAM Ltd., Series 2020-12A, Class AR, 6.06% (3 mo. Term SOFR + 1.44%), 07/20/2034 (a)	1,750,000	1,750,040
CIFC Funding Ltd., Series 2018-2A, Class A1R, 6.02% (3 mo. Term SOFR + 1.37%), 10/20/2037 (a)	3,250,000	3,268,970
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	585,182
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054 (a)	2,200,000	2,259,525
Credit Acceptance Corp.
Series 2021-4, Class C, 1.94%, 02/18/2031 (a)	830,000	824,431
Series 2023-5A, Class C, 7.30%, 04/17/2034 (a)	1,000,000	1,034,170
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	520,000	511,657
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057 (a)(e)	101,963	97,307
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	339,061	325,826
DigitalBridge Group, Inc., Series 2021-1A, Class A2, 3.93%, 09/25/2051 (a)	1,020,000	970,546
EFMT 2024-CES1, Series 2024-CES1, Class A1, 5.52%, 01/26/2060 (a)(f)	900,000	900,195
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 5.55% (1 mo. Term SOFR + 1.21%), 05/25/2037 (a)	1,270	1,264
EnFin Residential Solar Receivables Trust, Series 2024-2A, Class A, 5.98%, 09/20/2055 (a)	999,381	968,705
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054 (a)	750,000	742,890
FedEx Corp., 1.88%, 02/20/2034	53,455	44,421
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051 (a)	1,700,000	1,600,821
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 04/15/2033 (a)	200,000	194,686
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	3,000,000	2,881,522
Series 2021-1, Class B, 1.61%, 10/17/2033 (a)	120,000	115,131
Series 2021-2, Class B, 1.91%, 05/15/2034 (a)	100,000	94,405
Series 2022-B, Class A4, 3.93%, 08/15/2027	1,500,000	1,492,808
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(f)	2,300,000	2,303,755
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	600,000	585,356
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	1,700,000	1,682,419

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Motor Co., Series 2024-1, Class A1, 5.29%, 04/15/2029 (a)	$2,100,000	$2,128,720
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 06/20/2054 (a)	590,000	600,092
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	1,000,000	1,000,585
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	300,000	293,905
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	610,246	574,552
Series 2020-2A, Class A, 2.26%, 11/19/2040 (a)	160,227	151,174
Series 2020-2A, Class B, 3.32%, 11/19/2040 (a)	133,518	126,277
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	515,604
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	310,402
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034 (a)	100,000	94,026
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	500,000	519,208
Series 2024-2, Class A, 4.52%, 03/11/2037 (a)	1,700,000	1,679,976
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029 (a)	311,394	305,182
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048 (a)	274,057	213,281
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (a)	1,070,416	845,557
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	762,259	633,685
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	841,403	775,263
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class A2, 5.88%, 06/25/2059 (a)	943,972	949,143
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041 (a)	212,748	197,862
Series 2016-3A, Class A1, 3.08%, 09/20/2042 (a)	97,166	86,786
Series 2020-1A, Class A, 2.59%, 09/20/2057 (a)	387,941	319,421
Hertz Corp., Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	400,000	375,399
Hertz Global Holdings, Inc., Series 2022-2A, Class A, 2.33%, 06/26/2028 (a)	1,100,000	1,033,072
Hertz Vehicle Financing LLC, Series 2023-2A, Class C, 7.13%, 09/25/2029 (a)	900,000	915,682
Home Equity Asset Trust, Series 2003-1, Class M1, 5.95% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,602	1,563
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	345,133	308,714
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054 (a)	1,500,000	1,516,522
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067 (a)(e)	150,000	150,213
IPFS Corp., Series 2022-D, Class A, 4.27%, 08/15/2027 (a)	2,350,000	2,345,290
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 6.08% (3 mo. Term SOFR + 1.46%), 10/20/2034 (a)	1,125,000	1,126,345
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.80% (30 day avg SOFR US + 1.20%), 02/25/2055 (a)	901,250	903,303
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048 (a)	9,177	9,089
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 06/21/2032 (a)	2,000,000	2,021,921
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048 (a)	933,420	872,003
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048 (a)	564,353	445,335
Series 2021-2GS, Class A, 2.22%, 03/20/2048 (a)	319,530	245,344
Madison Park Funding Ltd., Series 2019-37A, Class AR2, 6.19% (3 mo. Term SOFR + 1.53%), 04/15/2037 (a)	3,000,000	3,023,508
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036 (a)	1,710,000	1,627,857
Series 2024-AA, Class A, 5.13%, 09/22/2036 (a)	320,000	319,870
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035 (a)	231,097	227,653
MFRA Trust
Series 2020-NQM1, Class B1, 4.98%, 08/25/2049 (a)(e)	2,500,000	2,351,683
Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (a)(e)	396,675	355,365

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MidOcean Credit CLO, Series 2018-9A, Class A1, 6.03% (3 mo. Term SOFR + 1.41%), 07/20/2031 (a)	$192,153	$192,303
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/2041 (a)	97,209	96,670
Series 2019-B, Class A5, 2.29%, 11/12/2041 (a)	300,000	292,279
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031 (a)	1,581,437	1,533,703
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046 (a)	375,428	325,402
Series 2020-2A, Class A, 1.44%, 08/20/2046 (a)	427,365	355,166
Series 2021-1A, Class B, 2.05%, 12/20/2046 (a)	498,525	376,422
Series 2021-3A, Class A, 1.44%, 06/20/2052 (a)	1,063,075	848,295
Series 2021-3A, Class C, 1.77%, 06/20/2052 (a)	355,188	246,226
Series 2022-3A, Class A, 6.10%, 06/20/2053 (a)	761,138	753,141
Mountain View Funding CLO, Series 2015-9A, Class A1R, 6.04% (3 mo. Term SOFR + 1.38%), 07/15/2031 (a)	487,802	488,439
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034 (a)	545,091	528,304
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 6.90% (3 mo. Term SOFR + 1.60%), 07/20/2037 (a)	3,000,000	3,003,543
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (a)	57,264	55,865
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	100,197	94,368
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	77,451	72,116
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	2,394,044	2,157,346
Series 2021-EA, Class A, 0.97%, 12/16/2069 (a)	1,754,455	1,545,020
NFAS2 LLC, Series 2022-1, Class A, 6.86%, 09/15/2028 (a)	830,000	834,527
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029 (a)	1,340,000	1,360,198
Northwoods Capital Ltd., Series 2017-15A, Class A1R, 5.83% (3 mo. Term SOFR + 1.47%), 06/20/2034 (a)	2,000,000	2,005,198
Oaktown Re, Series 2021-2, Class M1A, 6.17% (30 day avg SOFR US + 1.60%), 04/25/2034 (a)	57,377	57,388
Ocean Trails CLO, Series 2014-5A, Class ARR, 6.20% (3 mo. Term SOFR + 1.54%), 10/13/2031 (a)	756,736	757,594
OCP CLO Ltd., Series 2015-9A, Class A1R2, 5.90% (3 mo. Term SOFR + 1.25%), 01/15/2033 (a)	1,000,000	1,000,834
OFSI Fund Ltd., Series 2023-12A, Class A1, 7.02% (3 mo. Term SOFR + 2.40%), 01/20/2035 (a)	2,000,000	2,004,472
On Deck Capital, Inc., Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,090,000	1,067,223
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027 (a)	357,137	355,174
Series 2021-1A, Class B, 1.26%, 07/14/2028 (a)	600,000	580,012
Series 2021-1A, Class C, 1.42%, 07/14/2028 (a)	500,000	481,809
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035 (a)	600,000	576,281
Series 2021-1A, Class A2, 5.36% (30 day avg SOFR US + 0.76%), 06/16/2036 (a)	600,000	601,266
Series 2022-3A, Class A, 5.94%, 05/15/2034 (a)	1,350,000	1,359,471
Series 2023-2A, Class A1, 5.84%, 09/15/2036 (a)	1,200,000	1,224,068
Series 2023-2A, Class B, 6.17%, 09/15/2036 (a)	1,070,000	1,096,153
Oportun Financial Corp., Series 2021-B, Class C, 3.65%, 05/08/2031 (a)	786,571	768,585
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	2,700,000	2,723,286
OZLM Funding Ltd., Series 2012-2A, Class A2RA, 6.39% (3 mo. Term SOFR + 1.80%), 07/30/2031 (a)	840,000	840,002
OZLM Ltd., Series 2014-6A, Class B1T, 6.39% (3 mo. Term SOFR + 1.74%), 04/17/2031 (a)	1,750,000	1,754,088
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 5.21% (30 day avg SOFR US + 0.64%), 05/25/2070 (a)	221,238	218,957
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (a)	416,071	420,655

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, 05/25/2044 (a)(e)	$967,988	$980,048
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044 (a)(f)	234,460	236,005
ReadyCap Commercial LLC, Series 2019-2, Class A, 7.00% (Prime Rate + (0.50%)), 12/27/2044 (a)	76,348	76,198
Regatta Funding Ltd., Series 2016-1A, Class A1R2, 5.77% (3 mo. Term SOFR + 1.41%), 06/20/2034 (a)	1,500,000	1,503,800
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	1,780	1,778
Series 2021-1, Class A, 1.68%, 03/17/2031 (a)	514,306	509,056
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053 (a)	133,863	121,082
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056 (a)	561,374	444,308
Republic Finance Issuance Trust, Series 2024-B, Class B, 5.86%, 11/20/2037 (a)	1,380,000	1,384,349
ROMARK CLO LLC, Series 2018-1A, Class A1, 5.91% (3 mo. Term SOFR + 1.29%), 04/20/2031 (a)	1,057,734	1,059,313
Sabey Data Center Issuer LLC
Series 2020-1, Class A2, 3.81%, 04/20/2045 (a)	740,000	736,705
Series 2022-1, Class A2, 5.00%, 06/20/2047 (a)	600,000	582,235
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	612,898
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	931,726
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	307,516
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	103,307
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	509,729
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,520,790
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	797,160
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	200,708
Santander Drive Auto Receivables LLC, Series 2021-2, Class D, 1.35%, 07/15/2027	199,764	197,821
SBA Depositor LLC
1.63%, 11/15/2026 (a)	1,250,000	1,171,722
Series 2022-1, 6.60%, 01/15/2028 (a)	1,000,000	1,025,607
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029 (a)	1,720,000	1,515,664
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030 (a)	100,000	101,999
Series 2023-1A, Class C, 5.97%, 02/20/2031 (a)	100,000	102,274
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041 (a)	2,000,000	1,946,545
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048 (a)	35,790	35,229
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	86,023	82,059
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	156,554	148,977
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (a)	86,130	79,576
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048 (a)	1,270,000	1,278,457
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 6.11% (1 mo. Term SOFR + 1.71%), 07/15/2038 (a)	470,000	467,756
Series 2019-FL1, Class C, 6.46% (1 mo. Term SOFR + 2.06%), 07/15/2038 (a)	280,000	277,966
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 5.35% (1 mo. Term SOFR + 1.01%), 09/25/2034	7,796	7,404
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050 (a)	1,620,000	1,574,521
Series 2023-1A, Class A2, 5.60%, 02/20/2053 (a)	1,000,000	1,003,484
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	891,655	859,644
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050 (a)	874,524	884,987
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049 (a)	207,899	195,604

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sunrun, Inc. (continued)
Series 2019-1A, Class A, 3.98%, 06/30/2054 (a)	$292,153	$273,983
Series 2021-2A, Class A, 2.27%, 01/30/2057 (a)	1,079,953	905,937
Series 2022-1A, Class A, 4.75%, 07/30/2057 (a)	910,642	852,664
Series 2023-2A, Class A1, 6.60%, 01/30/2059 (a)	1,242,895	1,231,875
Series 2024-1A, Class A, 6.27%, 02/01/2055 (a)	501,088	494,536
Symphony CLO Ltd., Series 2012-9A, Class CR3, 7.41% (3 mo. Term SOFR + 2.76%), 07/16/2032 (a)	1,840,000	1,835,882
TCW ClO 2017-1 LLC, Series 2017-1A, Class A1RR, 6.05% (3 mo. Term SOFR + 1.44%), 10/29/2034 (a)	750,000	751,093
Tesla Auto Lease Trust
Series 2023-A, Class A3, 5.89%, 06/22/2026 (a)	495,813	497,554
Series 2023-A, Class A4, 5.94%, 07/20/2027 (a)	1,000,000	1,007,632
Series 2023-B, Class A3, 6.13%, 09/21/2026 (a)	1,222,000	1,230,364
Series 2023-B, Class B, 6.57%, 08/20/2027 (a)	1,090,000	1,106,192
Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	1,170,000	1,176,831
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028 (a)	1,200,000	1,211,504
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 6.86% (3 mo. Term SOFR + 2.20%), 07/15/2034 (a)	1,500,000	1,512,861
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058 (a)(e)	2,385,000	1,975,141
Series 2020-4, Class A1, 1.75%, 10/25/2060 (a)	110,782	99,235
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068 (a)(e)	251,900	240,283
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061 (a)(e)	380,298	366,134
Series 2024-CES3, Class A1, 6.29%, 05/25/2064 (a)(e)	528,686	533,810
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	300,000	296,074
Trinitas CLO Ltd., Series 2018-9A, Class BRRR, 6.32% (3 mo. Term SOFR + 1.70%), 01/20/2032 (a)	2,000,000	2,002,896
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031 (a)	469,788	449,802
Venture CDO Ltd., Series 2013-14A, Class CRR, 7.03% (3 mo. Term SOFR + 2.51%), 08/28/2029 (a)	781,588	782,224
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066 (a)(e)	101,039	85,309
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048 (a)	211,261	197,327
Series 2018-1A, Class B, 7.37%, 04/30/2048 (a)	366,526	341,045
Voya CLO Ltd., Series 2019-3A, Class AR, 5.99% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	2,500,000	2,502,728
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (a)	444,959	434,590
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.74%, 08/15/2028 (a)	1,600,000	1,613,724
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 04/18/2038 (a)	789,796	794,759
Wind River CLO Ltd., Series 2016-1KRA, Class A1R2, 6.13% (3 mo. Term SOFR + 1.47%), 10/15/2034 (a)	750,000	751,554
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	100,000	97,533
TOTAL ASSET-BACKED SECURITIES (Cost $195,043,533)		193,172,351

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.2%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 6.76% (1 mo. Term SOFR + 2.36%), 04/15/2034 (a)	1,000,000	700,000
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (a)	1,400,000	1,413,625
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063 (a)(f)	1,181,631	1,129,214
BAHA Trust, Series 2024-MAR, Class A, 6.17%, 12/10/2041 (a)(e)	1,320,000	1,332,640
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	563,627	547,378
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,177,713	989,610
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	500,000	415,998

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK5 Trust
Series 2023-5YR1, Class A3, 6.26%, 04/15/2056 (e)	$2,100,000	$2,168,718
Series 2023-5YR2, Class A3, 6.66%, 07/15/2056 (e)	3,000,000	3,143,292
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	2,120,000	2,180,972
Series 2024-5YR12, Class A3, 5.90%, 12/15/2057 (e)	1,840,000	1,895,448
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (e)	1,900,000	2,001,422
Series 2023-C21, Class A2, 6.30%, 09/15/2056 (e)	800,000	821,510
Series 2024-5C27, Class A3, 6.01%, 07/15/2057	900,000	930,218
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	492,582
Series 2019-B10, Class 3CCA, 3.90%, 03/15/2062 (a)(e)	250,000	177,438
Series 2019-B10, Class A3, 3.46%, 03/15/2062	841,607	792,982
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,131,200
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,113,659
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	668,850
Series 2020-IG3, Class A2, 2.48%, 09/15/2048 (a)	1,379,711	1,373,602
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	489,621
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	514,822
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,054,928
Series 2021-B25, Class A4, 2.27%, 04/15/2054	800,000	683,135
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,508,234
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,200,000	1,007,979
Series 2023-V4, Class A3, 6.84%, 11/15/2056 (e)	1,700,000	1,794,533
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (e)	2,340,000	2,409,549
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (e)	2,100,000	2,183,092
Series 2024-V8, Class A3, 6.19%, 07/15/2057 (e)	1,700,000	1,766,896
BFLD Trust, Series 2024-WRHS, Class A, 5.89% (1 mo. Term SOFR + 1.49%), 08/15/2026 (a)	945,791	947,565
BMO Mortgage Trust
Series 2022-C1, Class 360B, 3.94%, 02/17/2055 (a)(e)	1,000,000	804,400
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,001,166
Series 2023-5C1, Class A3, 6.53%, 08/15/2056 (e)	1,650,000	1,719,703
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (e)	2,100,000	2,240,329
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (e)	2,100,000	2,134,802
BMP Multifamily, Series 2024-MF23, Class A, 5.77% (1 mo. Term SOFR + 1.37%), 06/15/2041 (a)	1,330,000	1,334,944
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054 (a)(f)	875,958	876,555
BX Trust, Series 2022-AHP, Class C, 6.49% (1 mo. Term SOFR + 2.09%), 01/17/2039 (a)	1,000,000	986,250
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	715,533
Series 2020-P1, Class A1, 2.84%, 04/15/2025 (a)(e)	819,668	811,886
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052 (a)	1,062,850	983,973
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039 (a)	485,000	425,007
Series 2019-CPT, Class E, 3.00%, 11/13/2039 (a)(e)	350,000	270,411
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060 (a)	350,786	340,046
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (a)	488,565	488,371
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	3,000,000	2,945,582
Series 2016-P3, Class A3, 3.06%, 04/15/2049	2,000,000	1,973,351
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	110,875
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	794,872
Series 2019-C7, Class A3, 2.86%, 12/15/2072	328,580	299,375

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049 (e)	$500,000	$418,242
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	900,000	814,500
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051 (a)	2,394,262	1,948,955
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.38%, 08/10/2046 (a)(e)	500,000	422,861
Series 2022-HC, Class B, 3.17%, 01/10/2039 (a)	1,000,000	905,411
Computershare Corporate Trust
Series 2024-MGP, Class A12, 6.09% (1 mo. Term SOFR + 1.69%), 08/15/2041 (a)	1,640,000	1,647,498
Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	1,000,000	1,020,643
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A1, 3.46%, 03/25/2059 (a)(e)	111,493	111,334
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040 (a)	1,000,000	1,037,908
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A3, 3.23%, 06/15/2057	28,896	28,836
Series 2018-C14, Class A3, 4.15%, 11/15/2051	665,234	643,536
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,174,112	1,027,187
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040 (a)	890,000	915,160
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.80%, 02/25/2068 (a)(e)	150,000	150,044
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 6.47% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	300,000	304,277
Series 2022-R04, Class 1M2, 7.67% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	315,000	327,474
Series 2022-R05, Class 2M2, 7.57% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	120,000	124,373
Series 2022-R06, Class 1M2, 8.42% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	625,000	662,208
Series 2022-R07, Class 1M2, 9.21% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	505,000	545,715
Series 2022-R08, Class 1M2, 8.17% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	160,000	168,719
Series 2022-R09, Class 2M2, 9.31% (30 day avg SOFR US + 4.75%), 09/25/2042 (a)	230,000	249,550
Series 2023-R01, Class 1M2, 8.31% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,260,000	1,344,453
Series 2023-R05, Class 1M2, 7.66% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	700,000	737,502
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	527,650	474,306
Series 2022-HQA2, Class M1B, 8.57% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	45,000	47,929
Series 2022-P013, Class A2, 2.76%, 02/25/2032 (e)	1,000,000	860,434
Series 2024-P016, Class A2, 4.61%, 09/25/2033 (e)	1,000,000	979,635
Series 406, Class PO, 0.00%, 10/25/2053 (g)	383,125	310,219
Series 4748, Class Z, 4.00%, 11/15/2047	111,009	102,540
Series 4776, Class WZ, 4.00%, 03/15/2048 (h)	327,344	300,152
Series 4783, Class Z, 4.00%, 04/15/2048 (h)	284,548	259,638
Series 4835, Class AS, 2.30% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048 (i)	61,867	50,464
Series 5017, Class VZ, 2.00%, 09/25/2050 (h)	310,780	198,447
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050 (i)(j)	859,143	16,698
Series 5160, Class ZG, 3.00%, 09/25/2050 (h)	72,552	50,737
Series 5296, Class T, 5.00%, 11/25/2052	860,516	843,013
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.30%, 06/25/2028 (e)	450,200	432,325
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	103,103	100,698
Series 2020-24, Class SP, 1.37% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050 (i)(j)	227,289	24,729
Series 2020-56, Class LI, 2.00%, 08/25/2050 (j)	318,123	40,527
Series 2020-75, Class LI, 2.50%, 11/25/2050 (j)	493,731	68,206
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,567,262	2,870,639
Series 2021-76, Class IY, 2.50%, 11/25/2051 (j)	213,654	25,392
Series 2022-18, Class DZ, 3.50%, 04/25/2052 (h)	610,988	449,213
Series 2022-40, Class AZ, 2.00%, 08/25/2050 (h)	862,006	560,769
Series 2022-51, Class PS, 1.38% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052 (i)(j)	559,430	51,173

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
Series 2022-63, Class SB, 0.18% (-1 x 30 day avg SOFR US + 4.75%), 09/25/2052 (i)(j)	$4,506,215	$149,477
Flagstar Mortgage Trust
Series 2018-2, Class B4, 3.99%, 04/25/2048 (a)(e)	125,166	109,041
Series 2021-12, Class B3, 2.97%, 11/25/2051 (a)(e)	92,585	71,632
Series 2021-4, Class A21, 2.50%, 06/01/2051 (a)(e)	193,470	153,428
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.22% (30 day avg SOFR US + 1.65%), 01/25/2034 (a)	25,774	25,948
Series 2022-DNA1, Class M1A, 5.57% (30 day avg SOFR US + 1.00%), 01/25/2042 (a)	215,208	215,285
Series 2022-DNA3, Class M1B, 7.47% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	495,000	512,633
Series 2022-DNA4, Class M1B, 7.92% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	735,000	768,898
Series 2022-DNA5, Class M1B, 9.23% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	670,000	718,454
Series 2022-HQA3, Class M1B, 8.12% (30 day avg SOFR US + 3.55%), 08/25/2042 (a)	135,000	141,883
Series 2023-HQA1, Class M1B, 8.07% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	263,000	279,300
FREMF Mortgage Trust
Series 2018-K84, Class C, 4.19%, 10/25/2028 (a)(e)	3,000,000	2,847,504
Series 2020-K104, Class B, 3.53%, 02/25/2052 (a)(e)	3,000,000	2,727,012
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040 (j)	581,637	123,733
Series 2013-99, Class AX, 3.00%, 07/20/2043 (f)	127,796	116,155
Series 2015-143, Class WA, 4.00%, 10/20/2045	116,897	111,205
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048 (i)(j)	236,667	3,738
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048 (i)(j)	302,251	5,196
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048 (i)(j)	1,817,691	33,449
Series 2018-155, Class PS, 0.00% (-1 x 1 mo. Term SOFR + 3.19%), 11/20/2048 (i)(j)	546,277	4,878
Series 2018-76, Class IO, 4.00%, 06/20/2046 (j)	26,707	3,145
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049 (i)(j)	1,090,303	6,454
Series 2019-97, Class MS, 0.00% (-1 x 1 mo. Term SOFR + 2.97%), 08/20/2049 (i)(j)	559,576	4,472
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049 (i)(j)	487,233	5,215
Series 2021-114, Class TI, 3.00%, 06/20/2051 (j)	783,862	109,787
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050 (i)(j)	131,044	32
Series 2021-209, Class Z, 3.00%, 11/20/2051 (h)	636,408	445,748
Series 2022-124, Class QZ, 4.00%, 07/20/2052 (h)	132,158	103,937
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052 (i)(j)	1,225,101	17,054
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052 (i)(j)	472,093	7,820
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052 (i)(j)	488,356	5,966
Series 2022-178, Class SA, 0.30% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052 (i)(j)	5,741,378	247,900
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (i)(j)	330,856	3,308
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (i)(j)	994,011	15,588
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (i)(j)	328,905	5,655
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (i)(j)	267,361	5,623
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 04/20/2052 (i)(j)	877,559	13,704
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052 (i)(j)	618,220	10,784
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052 (i)(j)	207,808	3,192
Series 2022-93, Class IO, 3.00%, 08/20/2051 (j)	2,879,741	320,452
Series 2023-111, Class ZA, 3.00%, 02/20/2052 (h)	520,379	343,166
Series 2023-169, Class EO, 0.00%, 05/20/2053 (g)	423,612	326,669
Series 2023-186, Class ZJ, 5.00%, 12/20/2053 (h)	346,883	318,241
Series 2023-81, Class IO, 5.00%, 04/20/2052 (j)	461,756	86,333
Series 2024-23, Class ID, 5.00%, 03/20/2040 (j)	392,578	78,564
Series 2024-69, Class AZ, 2.50%, 04/20/2054 (h)	330,456	226,203
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	979,605	970,814
Series 2016-GS4, Class C, 3.95%, 11/10/2049 (e)	500,000	421,463

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II (continued)
Series 2018-GS10, Class A3, 4.26%, 07/10/2051 (e)	$800,000	$782,263
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	958,470	887,456
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,108,605
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,213,285
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	921,278
Series 2021-GSA3, Class A4, 2.37%, 12/15/2054	1,400,000	1,168,736
Series 2021-IP, Class B, 5.66% (1 mo. Term SOFR + 1.26%), 10/15/2036 (a)	1,720,000	1,690,521
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052 (a)(e)	182,491	144,722
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051 (a)(e)	305,425	242,212
Series 2021-PJ6, Class A12, 2.50%, 11/25/2051 (a)(e)	3,874,000	2,687,859
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051 (a)(e)	220,595	174,994
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052 (a)(e)	359,671	285,231
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052 (a)(e)	248,276	196,891
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052 (a)(e)	84,493	69,888
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052 (a)(e)	245,829	203,337
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(e)	1,098,521	914,132
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053 (a)(e)	288,733	246,844
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 08/05/2034 (a)(e)	900,000	826,477
INTOWN Mortgage Trust, Series 2022-STAY, Class C, 8.08% (1 mo. Term SOFR + 3.69%), 08/15/2039 (a)	1,000,000	1,000,625
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,071,000	1,042,876
Series 2019-BKWD, Class A, 6.01% (1 mo. Term SOFR + 1.61%), 09/15/2029 (a)	155,378	146,444
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 6.15%, 12/25/2044 (a)(e)	38,555	37,383
Series 2017-2, Class A13, 3.50%, 05/25/2047 (a)(e)	5,847	5,173
Series 2017-5, Class A2, 5.21%, 10/26/2048 (a)(e)	38,686	38,929
Series 2018-5, Class A13, 3.50%, 10/25/2048 (a)(e)	29,052	25,374
Series 2018-6, Class B2, 3.89%, 12/25/2048 (a)(e)	2,073,946	1,868,026
Series 2018-7FRB, Class A2, 5.20% (1 mo. Term SOFR + 0.86%), 04/25/2046 (a)	12,685	12,546
Series 2018-8, Class A13, 4.00%, 01/25/2049 (a)(e)	3,340	3,049
Series 2018-9, Class A13, 4.00%, 02/25/2049 (a)(e)	1,250	1,142
Series 2019-1, Class A15, 4.00%, 05/25/2049 (a)(e)	3,131	2,870
Series 2020-1, Class B2, 3.82%, 06/25/2050 (a)(e)	31,268	27,133
Series 2021-10, Class A15, 2.50%, 12/25/2051 (a)(e)	79,144	62,764
Series 2021-11, Class A15, 2.50%, 01/25/2052 (a)(e)	163,841	129,931
Series 2021-14, Class A15, 2.50%, 05/25/2052 (a)(e)	101,461	80,462
Series 2021-15, Class A15, 2.50%, 06/25/2052 (a)(e)	698,714	554,103
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(e)	2,626,144	2,185,341
Series 2021-4, Class B2, 2.88%, 08/25/2051 (a)(e)	113,776	87,797
Series 2021-7, Class A15, 2.50%, 11/25/2051 (a)(e)	144,493	114,588
Series 2021-8, Class A15, 2.50%, 12/25/2051 (a)(e)	106,138	84,171
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052 (a)(e)	73,410	60,147
Series 2022-2, Class A25, 3.00%, 08/25/2052 (a)(e)	83,383	68,528
Series 2022-3, Class A25, 3.00%, 08/25/2052 (a)(e)	367,519	303,992
Series 2022-4, Class A17A, 3.00%, 10/25/2052 (a)(e)	252,197	208,605
Series 2022-6, Class A17A, 3.00%, 11/25/2052 (a)(e)	212,460	175,736
Series 2022-7, Class 1A17, 3.00%, 12/25/2052 (a)(e)	124,257	102,779
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052 (a)(e)	119,196	101,907
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052 (a)(e)	249,529	213,951
Series 2023-1, Class A15B, 5.50%, 06/25/2053 (a)(e)	118,678	115,623
Series 2024-3, Class A9, 3.00%, 05/25/2054 (a)(e)	939,037	776,723

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust (continued)
Series 2024-7, Class A9, 3.00%, 04/25/2053 (a)(e)	$302,094	$249,876
JP Morgan Seasoned Mortgage Trust, Series 2024-1, Class A3, 4.50%, 10/25/2054 (a)(e)	2,500,000	2,394,271
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class D, 4.05%, 11/15/2047 (a)(e)	470,000	355,406
Series 2015-C30, Class A4, 3.55%, 07/15/2048	71,537	71,162
Manhattan West, Series 2020-1MW, Class C, 2.33%, 09/10/2039 (a)(e)	500,000	455,254
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039 (a)	1,000,000	1,008,903
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 07/15/2050	159,761	158,891
Series 2016-C29, Class A3, 3.06%, 05/15/2049	230,485	226,515
Series 2016-C29, Class D, 3.00%, 05/15/2049 (a)	400,000	319,808
Morgan Stanley Capital I, Inc.
Series 2018-H3, Class A3, 3.92%, 07/15/2051	32,180	31,981
Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,424,793
Series 2019-H6, Class A3, 3.16%, 06/15/2052	1,000,000	927,994
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051 (a)(e)	137,721	109,348
Series 2021-6, Class A4, 2.50%, 09/25/2051 (a)(e)	111,887	97,710
Series 2021-6, Class A9, 2.50%, 09/25/2051 (a)(e)	127,787	101,410
Series 2023-1, Class A7, 4.00%, 02/25/2053 (a)(e)	263,650	235,215
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 06/07/2035 (a)	12,129	11,997
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.79% (1 mo. Term SOFR + 2.39%), 03/15/2039 (a)	1,090,000	1,088,651
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 7.23% (1 mo. Term SOFR + 2.83%), 07/15/2036 (a)	1,000,000	746,540
Series 2019-MILE, Class F, 8.73% (1 mo. Term SOFR + 4.33%), 07/15/2036 (a)	750,000	476,493
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	1,730,000	1,553,068
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.20% (1 mo. Term SOFR + 0.86%), 01/25/2048 (a)	29,034	28,487
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.09%, 03/15/2040 (a)(e)	1,400,000	1,407,931
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (a)	3,547,000	3,097,522
One Market Plaza Trust
Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (a)	730,448	682,544
Series 2017-1MKT, Class B, 3.85%, 02/10/2032 (a)	1,000,000	899,447
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051 (a)(e)	236,442	187,506
Series 2022-J2, Class A1, 3.50%, 08/25/2052 (a)(e)	336,312	292,985
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051 (a)(e)	291,693	231,497
Series 2021-5, Class A1, 2.50%, 11/25/2051 (a)(e)	4,315,536	3,451,924
Series 2021-5, Class B4, 2.92%, 11/25/2051 (a)(e)	184,702	140,832
Series 2022-2, Class A22, 2.50%, 02/25/2052 (a)(e)	366,908	291,190
Series 2022-3, Class A21, 3.00%, 05/25/2052 (a)(e)	135,118	111,762
Series 2022-4, Class A22, 3.50%, 06/25/2052 (a)(e)	209,152	179,332
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040 (a)	1,550,000	1,573,776
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045 (a)(e)	8,399	7,523
Series 2020-1, Class B4, 3.85%, 02/25/2050 (a)(e)	217,133	168,805
Series 2020-3, Class A19, 3.00%, 04/25/2050 (a)(e)	45,368	37,813
Series 2021-4, Class A19, 2.50%, 06/25/2051 (a)(e)	78,367	62,148
Series 2023-1, Class A19, 5.00%, 01/25/2053 (a)(e)	191,114	179,931
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.77% (1 mo. Term SOFR + 1.37%), 11/15/2036 (a)	1,000,000	993,114
See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049 (a)	$990,588	$947,076
Series 2021-1A, Class A1, 2.12%, 06/20/2051 (a)	1,129,875	1,013,966
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033 (a)(e)	1,000,000	1,042,759
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/2050	1,047,682	996,235
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	140,356
Series 2017-C7, Class A3, 3.42%, 12/15/2050	214,496	204,972
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,203,041	1,165,681
Series 2018-C11, Class A3, 4.31%, 06/15/2051	384,267	380,500
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (a)	41,197	40,786
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.72%, 03/10/2046 (a)(e)	225,000	165,403
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 5.94%, 03/15/2040 (a)(e)	500,000	501,557
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	882,931
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2024-5C1, Class A3, 5.93%, 07/15/2057	2,300,000	2,370,167
Series 2024-5C2, Class A3, 5.92%, 11/15/2057 (e)	2,125,000	2,189,326
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049 (a)(e)	6,623	6,169
Series 2021-2, Class A17, 2.50%, 06/25/2051 (a)(e)	285,136	226,122
Series 2022-2, Class A18, 2.50%, 12/25/2051 (a)(e)	89,709	71,142
Series 2022-2, Class A2, 2.50%, 12/25/2051 (a)(e)	4,015,558	3,206,957
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 3.95%, 05/15/2045 (a)(e)	184,514	163,100
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $172,516,438)		166,128,559

U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury Bonds
1.88%, 02/15/2041	350,000	234,469
2.25%, 05/15/2041	500,000	354,822
2.00%, 11/15/2041	1,225,000	822,489
2.38%, 02/15/2042	10,245,000	7,292,992
2.75%, 11/15/2042	75,000	56,051
2.88%, 05/15/2043	4,650,000	3,521,981
3.88%, 05/15/2043	2,500,000	2,200,260
3.75%, 11/15/2043	2,415,000	2,079,455
4.75%, 11/15/2043 (o)	1,245,000	1,229,283
4.13%, 08/15/2044	1,979,000	1,790,935
3.00%, 11/15/2044	850,000	645,098
4.63%, 11/15/2044	18,277,000	17,721,560
3.00%, 05/15/2045	2,500,000	1,888,925
2.25%, 08/15/2049	9,235,000	5,717,724
2.38%, 11/15/2049	7,455,000	4,737,150
2.00%, 02/15/2050	2,990,000	1,736,202
1.63%, 11/15/2050	11,720,000	6,110,867
1.88%, 02/15/2051	1,665,000	925,886
2.00%, 08/15/2051	62,000	35,427
1.88%, 11/15/2051	3,215,000	1,773,207
2.25%, 02/15/2052	960,000	581,991
3.63%, 02/15/2053	92,000	74,749
4.13%, 08/15/2053	2,600,000	2,315,674
4.63%, 05/15/2054	253,000	245,814
4.25%, 08/15/2054	13,420,000	12,255,155
U.S. Treasury Notes
4.25%, 11/30/2026	304,000	303,940

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75%, 04/30/2027	$2,500,000	$2,416,934
0.50%, 10/31/2027	2,755,000	2,479,803
4.13%, 10/31/2027	320,000	318,737
4.00%, 12/15/2027	960,000	952,617
2.88%, 05/15/2028	2,500,000	2,388,009
4.00%, 06/30/2028	125,000	123,708
1.13%, 08/31/2028	1,000,000	891,919
4.00%, 01/31/2029	52,000	51,288
4.50%, 05/31/2029	48,400	48,631
4.25%, 06/30/2029	55,000	54,696
3.50%, 09/30/2029	136,000	130,858
4.00%, 10/31/2029	320,000	314,615
4.13%, 11/30/2029	12,683,000	12,538,906
4.38%, 12/31/2029	1,050,000	1,049,473
3.63%, 03/31/2030	2,500,000	2,409,376
3.75%, 05/31/2030	41,000	39,683
3.75%, 06/30/2030	167,000	161,553
4.38%, 11/30/2030	72,000	71,738
3.75%, 12/31/2030	125,000	120,433
4.13%, 07/31/2031	280,000	274,421
3.75%, 08/31/2031	55,000	52,694
4.13%, 10/31/2031	120,000	117,457
4.13%, 11/30/2031	2,439,000	2,386,927
1.88%, 02/15/2032	177,000	148,873
2.88%, 05/15/2032	67,000	60,173
2.75%, 08/15/2032	212,000	188,008
3.38%, 05/15/2033	183,000	168,173
3.88%, 08/15/2033	32,000	30,455
4.00%, 02/15/2034	160,000	153,177
4.38%, 05/15/2034	237,000	233,357
3.88%, 08/15/2034	821,000	776,287
4.25%, 11/15/2034	4,019,000	3,914,251
U.S. Treasury STRIP Coupon
Zero Coupon, 05/15/2038 (d)	190,000	98,671
Zero Coupon, 11/15/2040 (d)	580,000	260,121
Zero Coupon, 02/15/2041 (d)	1,005,000	444,565
Zero Coupon, 05/15/2041 (d)(o)	6,840,000	2,984,185
Zero Coupon, 08/15/2041 (d)	205,000	88,091
Zero Coupon, 11/15/2041 (d)	440,000	187,118
Zero Coupon, 02/15/2042 (d)(o)	1,090,000	457,846
Zero Coupon, 05/15/2042 (d)	80,000	33,183
Zero Coupon, 11/15/2042 (d)	935,000	377,890
Zero Coupon, 08/15/2043 (d)	480,000	186,983
Zero Coupon, 02/15/2044 (d)	1,020,000	388,194
Zero Coupon, 05/15/2044 (d)	205,000	77,143
Zero Coupon, 08/15/2044 (d)	975,000	361,872
Zero Coupon, 11/15/2044 (d)	490,000	179,864
Zero Coupon, 02/15/2045 (d)	265,000	96,126
Zero Coupon, 11/15/2045 (d)	560,000	195,650
Zero Coupon, 02/15/2046 (d)	405,000	139,708
Zero Coupon, 05/15/2046 (d)	235,000	80,066
Zero Coupon, 02/15/2050 (d)	330,000	94,357
Zero Coupon, 05/15/2050 (d)	185,000	52,332

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
United States Treasury Inflation Indexed Bonds
2.13%, 04/15/2029	$1,530,825	$1,532,673
1.75%, 01/15/2034	1,026,910	984,477
2.13%, 02/15/2054	3,085,620	2,855,677
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $135,301,628)		123,876,128

FOREIGN CORPORATE BONDS - 6.7%
BASIC MATERIALS - 0.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	345,000	356,517
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	980,000	984,788
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032 (a)	500,000	493,894
LD Celulose International GmbH, 7.95%, 01/26/2032 (a)	550,000	551,590
Nutrien Ltd.
5.20%, 06/21/2027	720,000	727,362
5.40%, 06/21/2034	1,000,000	993,229
OCP SA, 6.75%, 05/02/2034 (a)	426,000	434,520
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	177,000	162,182
Total Basic Materials		4,704,082

COMMUNICATIONS - 0.1%
Rogers Communications, Inc., 5.00%, 02/15/2029	101,000	100,357
Telefonica Emisiones SA, 4.90%, 03/06/2048	150,000	127,099
Vodafone Group PLC
4.25%, 09/17/2050	50,000	38,795
5.75%, 02/10/2063	82,000	77,282
5.88%, 06/28/2064	312,000	301,878
Total Communications		645,411

CONSUMER, CYCLICAL - 0.1%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	125,000	118,209
Falabella SA, 4.38%, 01/27/2025 (a)	400,000	398,992
Sands China Ltd., 5.40%, 08/08/2028	200,000	197,770
Total Consumer, Cyclical		714,971

CONSUMER, NON-CYCLICAL - 0.4%
Bacardi Ltd., 4.45%, 05/15/2025 (a)	880,000	878,398
BAT International Finance PLC
4.45%, 03/16/2028	740,000	728,075
5.93%, 02/02/2029	40,000	41,183
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	200,000	197,942
Imperial Brands Finance PLC, 5.50%, 02/01/2030 (a)	1,200,000	1,212,719
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	836,000	883,872
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	119,000	115,630
5.11%, 05/19/2043	82,000	76,975
5.30%, 05/19/2053	1,021,000	955,986
5.34%, 05/19/2063	79,000	72,517
Royalty Pharma PLC
5.15%, 09/02/2029	65,000	64,817
2.15%, 09/02/2031	184,000	150,811
5.90%, 09/02/2054	77,000	73,119
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	311,581
Takeda Pharmaceutical Co., Ltd., 5.80%, 07/05/2064	200,000	192,348

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Triton Container International Ltd., 3.15%, 06/15/2031 (a)	$428,000	$363,342
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	109,000	92,285
Total Consumer, Non-cyclical		6,411,600

ENERGY - 1.1%
Aker BP ASA
4.00%, 01/15/2031 (a)	500,000	460,990
3.10%, 07/15/2031 (a)	900,000	777,259
BP Capital Markets PLC, 6.45% to 03/01/2034 then 5 yr. CMT Rate + 2.15%, Perpetual	1,000,000	1,027,310
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (a)	364,000	359,944
5.85%, 02/01/2035	310,000	311,182
6.25%, 03/15/2038	200,000	204,325
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	72,094
3.75%, 02/15/2052	90,000	61,971
Ecopetrol SA
8.63%, 01/19/2029	525,000	556,806
7.75%, 02/01/2032	435,000	422,147
EIG Pearl Holdings Sarl, 3.55%, 08/31/2036 (a)	350,000	299,725
Enbridge, Inc.
6.00%, 11/15/2028	540,000	558,923
5.63%, 04/05/2034	1,000,000	1,005,889
Eni SpA, 5.95%, 05/15/2054 (a)	200,000	192,015
Equinor ASA, 3.25%, 11/18/2049	1,000,000	683,382
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 (a)	200,000	200,313
6.51%, 02/23/2042 (a)	200,000	202,483
Petroleos Mexicanos
6.49%, 01/23/2027	262,000	254,096
6.50%, 03/13/2027	200,000	193,355
QatarEnergy, 2.25%, 07/12/2031 (a)	200,000	168,407
Raizen Fuels Finance SA, 6.45%, 03/05/2034 (a)	575,000	568,339
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049 (a)	943,910	766,874
TotalEnergies Capital SA
4.72%, 09/10/2034	775,000	744,942
5.49%, 04/05/2054	825,000	790,688
5.64%, 04/05/2064	44,000	42,057
5.43%, 09/10/2064	2,653,000	2,460,523
UEP Penonome II SA, 6.50%, 10/01/2038 (a)	848,137	765,362
Woodside Finance Ltd., 5.10%, 09/12/2034	2,604,000	2,477,020
Total Energy		16,628,421

FINANCIAL - 3.7%
ABN AMRO Bank NV, 5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (a)	1,500,000	1,466,621
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	143,594
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	1,000,000	961,355
Amazon Conservation DAC, 6.03%, 01/16/2042 (a)	2,000,000	1,993,000
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	200,889
6.35%, 03/14/2034	200,000	202,770
Bank of Montreal, 7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,037,505

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

FINANCIAL (continued)
Bank of Nova Scotia (The)
5.65%, 02/01/2034	$132,000	$134,436
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	265,000	243,638
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	1,430,000	1,360,178
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030	1,850,000	1,813,707
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	353,242
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	988,186
4.40%, 09/20/2037	1,000,000	955,257
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (a)	730,000	702,726
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027 (a)	440,000	419,026
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (a)	239,000	236,525
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (a)	1,175,000	1,203,227
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)	610,000	626,031
CDP Financial, Inc., 1.00%, 05/26/2026 (a)	1,000,000	952,922
Cooperatieve Rabobank UA
1.00% to 09/24/2025 then 1 yr. CMT Rate + 0.73%, 09/24/2026 (a)	261,000	253,525
1.11% to 02/24/2026 then 1 yr. CMT Rate + 0.55%, 02/24/2027 (a)	2,000,000	1,914,822
Credit Agricole SA, 6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (a)	1,000,000	1,004,059
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (a)	250,000	246,347
Credit Suisse AG/New York NY, 7.50%, 02/15/2028	250,000	267,729
Danske Bank AS, 6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026 (a)	485,000	489,074
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027	180,000	171,087
5.75% (SOFR + 1.22%), 11/16/2027	240,000	240,868
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,151,068
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	163,000	159,328
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	190,610
Enstar Group Ltd., 3.10%, 09/01/2031	39,000	33,346
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	505,721
6.00%, 12/07/2033	975,000	1,004,823
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028 (a)	600,000	610,085
5.25%, 04/26/2029 (a)	1,000,000	1,004,385
GPS Blue Financing DAC, 5.65%, 11/09/2041 (a)	1,000,000	971,686
HSBC Holdings PLC
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,200,000	1,232,465
6.88% to 03/11/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	2,025,000	2,015,751
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	202,332
5.87% to 11/18/2034 then SOFR + 1.90%, 11/18/2035	206,000	201,103
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	211,283
International Development Association
0.38%, 09/23/2025 (p)	2,500,000	2,427,319
4.38%, 11/27/2029 (a)	1,700,000	1,686,901
Intesa Sanpaolo SpA
7.20%, 11/28/2033 (a)	1,000,000	1,081,889
7.80%, 11/28/2053 (a)	1,000,000	1,117,389
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (a)	200,000	213,609
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028 (a)(c)	8,000	7,716

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

FINANCIAL (continued)
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054 (a)	$200,000	$200,474
Mitsubishi UFJ Financial Group, Inc., 5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	659,923
Mizuho Financial Group, Inc., 5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	298,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042 (a)	1,000,000	1,017,236
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	198,969
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,065,027
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	168,416
OMERS Finance Trust
3.50%, 04/19/2032 (a)	1,000,000	906,843
4.00%, 04/19/2052 (a)	1,000,000	773,436
Royal Bank of Canada
1.05%, 09/14/2026 (a)	1,000,000	942,798
4.85%, 12/14/2026 (a)	1,000,000	1,004,729
Societe Generale SA
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (a)	795,000	755,855
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (a)	760,000	762,509
Sumitomo Mitsui Financial Group, Inc., 5.84%, 07/09/2044	71,000	71,658
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026 (a)	245,000	247,542
4.45%, 09/10/2027 (a)	211,000	209,164
Swedbank AB, 1.54%, 11/16/2026 (a)	213,000	201,427
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (a)	625,000	675,670
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	1,701,000	1,711,937
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	1,000,000	1,015,903
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (a)	285,000	247,888
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual (a)	525,000	601,614
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034 (a)	1,000,000	1,046,014
5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	1,150,000	1,157,524
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025 (a)	1,000,000	953,817
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026 (a)	1,000,000	937,576
Total Financial		54,443,886

INDUSTRIAL - 0.4%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,008,265
BAE Systems PLC, 5.13%, 03/26/2029 (a)	585,000	586,298
Canadian National Railway Co., 4.38%, 09/18/2034	86,000	80,889
Canadian Pacific Railway Co., 4.70%, 05/01/2048	78,000	67,667
Cemex SAB de CV, 9.13% to 06/14/2028 then 5 yr. CMT Rate + 5.16%, Perpetual (a)	625,000	644,153
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	90,000	92,417
Mexico City Airport Trust
4.25%, 10/31/2026 (a)	280,000	273,713
3.88%, 04/30/2028 (a)	200,000	187,250
5.50%, 07/31/2047 (a)	650,000	522,794
nVent Finance Sarl, 2.75%, 11/15/2031	281,000	235,849
Smurfit Kappa Treasury ULC, 5.20%, 01/15/2030 (a)	900,000	905,022
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (a)	1,475,000	1,464,311

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)

INDUSTRIAL (continued)
Waste Connections, Inc., 2.20%, 01/15/2032	$214,000	$176,292
Total Industrial		6,244,920

UTILITIES - 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028 (a)	200,000	181,096
Alfa Desarrollo SpA, 4.55%, 09/27/2051 (a)	198,208	146,098
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (f)	1,290,000	1,296,227
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (a)	2,225,000	2,237,167
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	900,000	897,612
Comision Federal de Electricidad
4.69%, 05/15/2029 (a)	400,000	375,673
5.70%, 01/24/2030 (a)	1,925,000	1,848,000
Consorcio Transmantaro SA, 4.70%, 04/16/2034 (a)	430,000	398,613
Enel Finance International NV, 5.13%, 06/26/2029 (a)	1,300,000	1,298,348
Engie SA, 5.88%, 04/10/2054 (a)	205,000	200,772
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028 (a)	200,000	198,500
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033 (a)	372,500	375,299
Total Utilities		9,453,405

TOTAL FOREIGN CORPORATE BONDS (Cost $100,706,773)		99,246,696

MUNICIPAL BONDS - 1.9%

ALASKA - 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,578,051

ARIZONA - 0.2%
Arizona Industrial Development Authority, 3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	750,000	641,359
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,309,617
Total Arizona		2,950,976

CALIFORNIA - 0.4%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	158,535
California Health Facilities Financing Authority, 4.35%, 06/01/2041	250,000	221,802
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	706,417
City of Los Angeles CA
3.50%, 09/01/2037	315,000	267,274
4.80%, 09/01/2039	1,000,000	940,566
5.00%, 09/01/2042	1,000,000	953,358
Los Angeles Unified School District/CA, 4.85%, 01/01/2025	250,000	250,000
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,402,295
State of California, 7.35%, 11/01/2039	275,000	314,464
Tuolumne Wind Project Authority, 6.92%, 01/01/2034	1,000,000	1,071,532
Total California		6,286,243

CONNECTICUT - 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	833,138

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)

FLORIDA - 0.1%
Florida Development Finance Corp., 8.25%, 07/01/2057 (Obligor: Brightline FL Holdings) (a)(e)(k)	$755,000	$780,581

HAWAII - 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,130,735
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	823,467	796,183
Total Hawaii		1,296,918

INDIANA - 0.0%(l)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group) (b)	234,358	23
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: East End Crossing Partners LLC)	215,000	154,314
Total Indiana		154,337

MARYLAND - 0.1%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	879,049
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	1,017,366
Total Maryland		1,896,415

MICHIGAN - 0.0%(l)
City of Detroit MI, 2.51%, 04/01/2025	650,000	646,003

MINNESOTA - 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	737,765
University of Minnesota, 4.05%, 04/01/2052	380,000	308,380
Total Minnesota		1,046,145

NEW HAMPSHIRE - 0.1%
New Hampshire Business Finance Authority
4.65%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.) (a)(e)	1,500,000	1,500,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	713,482
Total New Hampshire		2,213,482

NEW JERSEY - 0.1%
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	190,749
New Jersey Economic Development Authority, 4.93%, 03/01/2025	750,000	750,261
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	343,679
Total New Jersey		1,284,689

NEW YORK - 0.2%
City of New York NY, 5.09%, 10/01/2049	750,000	711,091
Freddie Mac Multifamily ML Certificates, 1.51%, 09/25/2037	9,865,000	1,009,256
Freddie Mac Multifamily Variable Rate Certificate
3.15%, 10/15/2036	984,430	844,468
4.05%, 08/25/2038	980,104	895,966
Metropolitan Transportation Authority, 5.18%, 11/15/2049	75,000	64,414
Total New York		3,525,195

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)

OHIO - 0.2%
American Municipal Power, Inc., 8.08%, 02/15/2050	$1,000,000	$1,260,628
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	953,000
Total Ohio		2,213,628

PENNSYLVANIA - 0.1%
Philadelphia Energy Authority (The), 5.39%, 11/01/2025	500,000	503,321
Redevelopment Authority of the City of Philadelphia, 5.23%, 09/01/2040	275,000	266,754
Total Pennsylvania		770,075

SOUTH DAKOTA - 0.0%(l)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	270,000	270,287

WISCONSIN - 0.0%(l)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	548,357

TOTAL MUNICIPAL BONDS (Cost $30,205,298)		28,924,520

FOREIGN GOVERNMENT AGENCIES - 1.3%

CANADA - 0.7%
Export Development Canada
3.38%, 08/26/2025	1,000,000	993,525
3.88%, 02/14/2028	1,800,000	1,772,109
4.75%, 06/05/2034	1,000,000	1,003,721
Province of British Columbia Canada, 4.20%, 07/06/2033	260,000	247,060
Province of Ontario Canada, 5.05%, 04/24/2034	1,000,000	1,006,294
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	963,453
1.90%, 04/21/2031	1,000,000	843,932
4.50%, 09/08/2033	1,000,000	971,251
4.25%, 09/05/2034	2,000,000	1,891,016
Total Canada		9,692,361

FRANCE - 0.1%
Caisse d'Amortissement de la Dette Sociale, 4.88%, 09/19/2026 (a)	1,000,000	1,006,036

GERMANY - 0.1%
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	819,449

ITALY - 0.0%(l)
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/2029 (a)	400,000	407,302

JAPAN - 0.1%
Development Bank of Japan, Inc., 1.75%, 02/18/2025 (a)	226,000	225,181
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	996,039
Total Japan		1,221,220

NETHERLANDS - 0.2%
BNG Bank NV, 3.50%, 05/19/2028 (a)	1,000,000	969,786
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028 (a)	1,500,000	1,478,991

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)

NETHERLANDS (continued)
4.38%, 02/28/2029 (a)	$1,000,000	$993,102
Total Netherlands		3,441,879

NORWAY - 0.0%(l)
Kommunalbanken AS, 2.13%, 02/11/2025 (a)	500,000	498,667

SAUDI ARABIA - 0.1%
Arab Petroleum Investments Corp.
1.48%, 10/06/2026 (a)	1,200,000	1,130,681
5.43%, 05/02/2029 (a)	1,000,000	1,008,100
Total Saudi Arabia		2,138,781

SOUTH KOREA - 0.0%(l)
Korea National Oil Corp.
4.75%, 04/03/2026 (a)	200,000	199,733
4.88%, 04/03/2028 (a)	205,000	203,996
Total South Korea		403,729

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $20,222,912)		19,629,424

SUPRANATIONAL BONDS - 1.1%
African Development Bank
4.13%, 02/25/2027	1,000,000	994,557
3.50%, 09/18/2029	1,000,000	959,570
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,436,401
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,008,985
Corp. Andina de Fomento, 5.00%, 01/24/2029	395,000	396,374
Council Of Europe Development Bank, 3.00%, 06/16/2025	1,000,000	993,529
European Investment Bank
2.38%, 05/24/2027	1,000,000	954,180
0.63%, 10/21/2027	700,000	632,021
3.25%, 11/15/2027	1,110,000	1,076,923
0.75%, 09/23/2030	1,000,000	813,448
Inter-American Development Bank, 1.13%, 07/20/2028	383,000	342,557
Inter-American Investment Corp., 2.63%, 04/22/2025	1,000,000	994,403
International Bank for Reconstruction & Development
3.13%, 11/20/2025	119,000	117,623
0.00%, 03/31/2027 (d)	1,000,000	902,769
0.75%, 11/24/2027	334,000	301,556
0.00% (N/A), 03/31/2028 (e)	1,000,000	965,255
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026 (p)	1,000,000	955,504
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	815,237
OPEC Fund for International Development (The), 4.50%, 01/26/2026 (a)	1,000,000	996,868
TOTAL SUPRANATIONAL BONDS (Cost $16,271,301)		15,657,760

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%

BERMUDA - 0.0%(l)
Bermuda Government International Bond, 2.38%, 08/20/2030 (a)	200,000	169,700

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

BRAZIL - 0.1%
Brazilian Government International Bond, 6.13%, 01/22/2032	$1,000,000	$955,982

CANADA - 0.1%
Canada Government International Bond, 2.88%, 04/28/2025	1,100,000	1,094,798

COLOMBIA - 0.1%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,009,890

INDONESIA - 0.0%(l)
Indonesia Government International Bond, 3.50%, 01/11/2028	280,000	267,313

ITALY - 0.0%(l)
Republic of Italy Government International Bond, 4.00%, 10/17/2049	1,000,000	709,818

JORDAN - 0.1%
Hashemite Kingdom of Jordan Government AID Bond, 3.00%, 06/30/2025	900,000	891,891

MEXICO - 0.0%(l)
Mexico Government International Bond
6.00%, 05/07/2036	461,000	433,816
4.28%, 08/14/2041	260,000	190,665
Total Mexico		624,481

OMAN - 0.1%
Oman Government International Bond, 4.75%, 06/15/2026 (a)	815,000	806,663

PANAMA - 0.0%(l)
Panama Government International Bond
3.75%, 03/16/2025	420,000	416,220
6.70%, 01/26/2036	100,000	92,647
Total Panama		508,867

PERU - 0.0%(l)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	91,218

SERBIA - 0.1%
Serbia International Bond
2.13%, 12/01/2030 (a)	370,000	300,488
6.00%, 06/12/2034 (a)	1,170,000	1,150,690
Total Serbia		1,451,178

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,004,994)		8,581,799

BANK LOANS - 0.1%
INDUSTRIAL - 0.1%
LTR Intermediate Holdings, Inc., 9.19% (1 mo. Term SOFR + 4.50%), 05/08/2028	969,849	950,452

UTILITIES - 0.0%(l)
Constellation Renewables LLC, Senior Secured First Lien, 7.03% (3 mo. SOFR US + 2.25%), 12/15/2027	840,195	842,691
TOTAL BANK LOANS (Cost $1,800,884)		1,793,143

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 9.1%
iShares 10-20 Year Treasury Bond ETF	481,630	$47,941,450
iShares Core U.S. Aggregate Bond ETF	906,408	87,830,935
TOTAL EXCHANGE-TRADED FUNDS (Cost $137,784,062)		135,772,385

MUTUAL FUNDS - 6.2%
BrandywineGLOBAL High Yield Fund - Class IS	5,749,832	59,338,266
NYLI MacKay High Yield Corporate Bond Fund - Class R6	6,365,619	32,973,906
TOTAL MUTUAL FUNDS (Cost $90,233,394)		92,312,172

PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Gladstone Investment Corp. 4.88%, 11/01/2028 (Cost $1,830,000)	73,200	1,731,180

COMMON STOCKS - 0.0%(l)
DIVERSIFIED FINANCIAL SERVICES - 0.0%(l)
BRUIN BLOCKER LLC (m) (Cost $3,930)	4,367	0

SHORT-TERM INVESTMENTS - 1.0%
BlackRock Liquidity FedFund - Institutional Class, 4.37% (n) (Cost $14,693,618)	14,693,618	14,693,618

TOTAL INVESTMENTS - 99.4% (Cost $1,530,731,879)		1,478,710,471
OTHER ASSETS AND LIABILITIES, NET- 0.6%		9,075,747
NET ASSETS - 100.0%		$1,487,786,218

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $379,986,786 or 25.5% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(g)	Principal only security.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2024.

(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Interest only security.
(k)	Security subject to the Alternative Minimum Tax (AMT). As of December 31, 2024, the total value of securities subject to the AMT was $780,581 or 0.1% of net assets.
(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(o)	A portion of this security is pledged as collateral for open derivatives positions. At December 31, 2024, the value of these securities was $4,671,314, representing 0.3% of net assets.

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
December 31, 2024

(p)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2024, the value of these securities was $3,382,823, representing 0.2% of net assets.

ASA	Advanced Subscription Agreement
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal

Future contracts open at December 31, 2024
Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 3.4%
U.S. Treasury Ultra 10 Year Notes	Long	89,000	03/20/2025	$9,906,812	$(154,520)
U.S. Treasury 10 Year Notes	Long	105,000	03/20/2025	11,418,750	(124,767)
U.S. Treasury 2 Year Notes	Long	216,000	03/31/2025	22,205,813	(3,212)
U.S. Treasury Long Bonds	Long	26,000	03/20/2025	2,959,938	(52,217)
U.S. Treasury Ultra Bonds	Long	38,000	03/20/2025	4,518,437	(180,762)
Total Unrealized Appreciation (Depreciation)				$51,009,750	$(515,478)

Swap contracts open at December 31, 2024

Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at December 31, 2024 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
CDX.NA.IG.43.V1	1.000%	Quarterly	49.843	12/20/2029	$7,550	$168,521	$160,258	$8,264

Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund	Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR(a)	Monthly	09/25/2026	$515	$(5,038)	$55	$(5,093)

(a) The current rate shown as of December 26, 2024 was 4.53%

See Notes to Schedule of Investments.

First American Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (concluded)
December 31, 2024

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds	$–	$303,430,582	$–	$303,430,582
U.S. Government Agencies	–	273,760,154	–	273,760,154
Asset-Backed Securities	–	193,172,351	–	193,172,351
Commercial Mortgage-Backed Securities	–	166,128,559	–	166,128,559
U.S. Government Obligations	–	123,876,128	–	123,876,128
Foreign Corporate Bonds	–	99,246,696	–	99,246,696
Municipal Bonds	–	28,924,520	–	28,924,520
Foreign Government Agencies	–	19,629,424	–	19,629,424
Supranational Bonds	–	15,657,760	–	15,657,760
Foreign Government Obligations	–	8,581,799	–	8,581,799
Bank Loans	–	1,793,143	–	1,793,143
Exchange-Traded Funds	135,772,385	–	–	135,772,385
Mutual Funds	92,312,172	–	–	92,312,172
Preferred Stocks	1,731,180	–	–	1,731,180
Common Stocks	–	– (a)	–	–
Money Market Funds	14,693,618	–	–	14,693,618
Total Investments*	$244,509,355	$1,234,201,116	$–	$1,478,710,471

Other Financial Instruments**:
Credit Default Swap Agreements	–	8,264	–	8,264
Total - Other Financial Instruments	$–	$8,264	$–	$8,264

Liabilities:
Other Financial Instruments**:
Futures Contracts	(515,478)	–	–	(515,478)
Interest Rate Swap Agreements	–	(5,093)	–	(5,093)
Total - Other Financial Instruments	$(515,478)	$(5,093)	$–	$(520,571)

* See Schedule of Investments for additional detailed categorizations.
** Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument.
(a)	Amount is less than $0.50.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust
Notes to Schedule of Investments (unaudited)
December 31, 2024

Organization

PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of December 31, 2024, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts

The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.

Swap Contracts

Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.